Pioneer Short Term Income Fund
Schedule of Investments  |  May 31, 2024

A: STABX	C: PSHCX	C2: STIIX	K: STIKX	Y: PSHYX

Schedule of Investments  |  5/31/24
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 102.9%
	Senior Secured Floating Rate Loan Interests — 0.7% of Net Assets(a)*
	Advertising Sales — 0.1%
445,466	Lamar Media Corp., Term B Loan, 6.929% (Term SOFR + 150 bps), 2/5/27	$ 445,536
267,202	Outfront Media Capital LLC (Outfront Media Capital Corp.), Extended Term Loan, 7.079% (Term SOFR + 175 bps), 11/18/26	267,786
	Total Advertising Sales	$713,322

	Airlines — 0.0%†
223,000	Air Canada, Term Loan, 7.833% (Term SOFR + 250 bps), 3/21/31	$ 224,638
	Total Airlines	$224,638

	Applications Software — 0.0%†
243,750	RealPage, Inc., First Lien Initial Term Loan, 8.444% (Term SOFR + 300 bps), 4/24/28	$ 240,079
	Total Applications Software	$240,079

	Cable & Satellite Television — 0.0%†
235,662	Virgin Media Bristol LLC, N Facility, 7.931% (Term SOFR + 250 bps), 1/31/28	$ 229,741
	Total Cable & Satellite Television	$229,741

	Chemicals-Specialty — 0.1%
306,076	Element Solutions Inc. (Macdermid, Inc.), Tranche B-2 Term Loan, 7.329% (Term SOFR + 200 bps), 12/18/30	$ 307,486
234,233	Tronox Finance LLC, First Lien Refinancing Term Loan, 8.064% (Term SOFR + 250 bps), 3/10/28	235,624
	Total Chemicals-Specialty	$543,110

	Containers-Paper & Plastic — 0.1%
393,350	Berry Global, Inc., Term AA Loan, 7.185% (Term SOFR + 175 bps), 7/1/29	$ 394,864
146,353	Trident TPI Holdings, Inc., Tranche B-3 Initial Term Loan, 9.571% (Term SOFR + 400 bps), 9/15/28	146,947
	Total Containers-Paper & Plastic	$541,811

	Diagnostic Equipment — 0.0%†
243,125	Curia Global, Inc., First Lien 2021 Term Loan, 9.179% (Term SOFR + 375 bps), 8/30/26	$ 229,791
	Total Diagnostic Equipment	$229,791

1Pioneer Short Term Income Fund  | 5/31/24

Principal Amount USD ($)		Value
	Direct Marketing — 0.0%†
38,460	Red Ventures LLC (New Imagitas, Inc.), First Lien Term B-4 Loan, 8.329% (Term SOFR + 300 bps), 3/3/30	$ 38,195
	Total Direct Marketing	$38,195

	Disposable Medical Products — 0.1%
250,000(b)	Sotera Health Holdings, LLC, Term B Loan, 5/23/31	$ 249,531
	Total Disposable Medical Products	$249,531

	Electric-Generation — 0.0%†
130,752	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 9.194% (Term SOFR + 375 bps), 10/2/25	$ 130,788
	Total Electric-Generation	$130,788

	Finance-Leasing Company — 0.1%
243,736	Avolon TLB Borrower 1 (US) LLC, Term B-6 Loan, 7.321% (Term SOFR + 200 bps), 6/22/28	$ 244,662
169,412	Delos Aircraft Designated Activity Co., 2023 Term Loan, 7.08% (Term SOFR + 175 bps), 10/31/27	170,436
135,000	Setanta Aircraft Leasing Designated Activity Company, New Loan, 7.072% (Term SOFR + 175 bps), 11/5/28	135,802
	Total Finance-Leasing Company	$550,900

	Hotels & Motels — 0.1%
247,249	Hilton Domestic Operating Co., Inc., Series B-4 Term Loan, 7.425% (Term SOFR + 200 bps), 11/8/30	$ 248,501
	Total Hotels & Motels	$248,501

	Medical Labs & Testing Services — 0.0%†
238,800	Phoenix Guarantor Inc., First Lien Tranche B-4 Term Loan, 8.579% (Term SOFR + 325 bps), 2/21/31	$ 239,223
	Total Medical Labs & Testing Services	$239,223

	Medical-Drugs — 0.0%†
77,203(c)	Endo Luxembourg Finance Company I S.a r.l., 2021 Term Loan, 14.50% (LIBOR + 400 bps), 3/27/28	$ 50,182
	Total Medical-Drugs	$50,182

	Metal Processors & Fabrication — 0.0%†
130,756	WireCo WorldGroup, Inc., 2023 Refinancing Term Loan, 9.075% (Term SOFR + 375 bps), 11/13/28	$ 131,083
	Total Metal Processors & Fabrication	$131,083

Pioneer Short Term Income Fund  | 5/31/242

Schedule of Investments  |  5/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Physical Therapy & Rehabilitation Centers — 0.0%†
243,125	Upstream Newco, Inc., First Lien August 2021 Incremental Term Loan, 9.841% (Term SOFR + 425 bps), 11/20/26	$ 224,891
	Total Physical Therapy & Rehabilitation Centers	$224,891

	Retail — 0.0%†
243,286	RVR Dealership Holdings LLC, Term Loan, 9.175% (Term SOFR + 375 bps), 2/8/28	$ 226,864
	Total Retail	$226,864

	Telephone-Integrated — 0.0%†
58,818	Level 3 Financing, Inc., Term B-1, 11.881% (Term SOFR + 656 bps), 4/15/29	$ 57,216
58,818	Level 3 Financing, Inc., Term B-2, 11.881% (Term SOFR + 656 bps), 4/15/30	56,943
	Total Telephone-Integrated	$114,159

	Veterinary Diagnostics — 0.1%
895,285	Elanco Animal Health Inc., Term Loan, 7.163% (Term SOFR + 175 bps), 8/1/27	$ 895,238
	Total Veterinary Diagnostics	$895,238

	Total Senior Secured Floating Rate Loan Interests (Cost $5,888,198)	$5,822,047

	Asset Backed Securities — 31.9% of Net Assets
67,026(a)	321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 5.631% (1 Month Term SOFR + 31 bps), 6/15/41 (144A)	$ 65,910
50,361(a)	321 Henderson Receivables LLC, Series 2005-1A, Class A1, 5.661% (1 Month Term SOFR + 34 bps), 11/15/40 (144A)	49,910
3,440,000(a)	ABPCI Direct Lending Fund CLO VI Ltd., Series 2019-6A, Class A2R, 7.575% (3 Month Term SOFR + 225 bps), 4/27/34 (144A)	3,440,836
870,000(a)	ABPCI Direct Lending Fund CLO X LP, Series 2020-10A, Class B1, 7.936% (3 Month Term SOFR + 261 bps), 1/20/32 (144A)	870,619
500,000(a)	ABPCI Direct Lending Fund CLO X LP, Series 2020-10A, Class D, 11.086% (3 Month Term SOFR + 576 bps), 1/20/32 (144A)	498,705
1,750,180(a)	ABPCI Direct Lending Fund IX LLC, Series 2020-9A, Class A1R, 6.986% (3 Month Term SOFR + 166 bps), 11/18/31 (144A)	1,751,743
3Pioneer Short Term Income Fund  | 5/31/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
500,000	ACC Auto Trust, Series 2022-A, Class D, 10.07%, 3/15/29 (144A)	$ 485,464
372,940	Accelerated LLC, Series 2021-1H, Class C, 2.35%, 10/20/40 (144A)	341,116
1,143,399	ACHM Mortgage Trust, Series 2024-HE1, Class A, 6.55%, 5/25/39 (144A)	1,149,495
216,842	ACHV ABS Trust, Series 2023-2PL, Class B, 6.88%, 5/20/30 (144A)	217,116
2,330,000	ACM Auto Trust, Series 2023-1A, Class C, 8.59%, 1/22/30 (144A)	2,345,790
1,329,369	ACM Auto Trust, Series 2024-1A, Class A, 7.71%, 1/21/31 (144A)	1,334,417
1,000,000	ACM Auto Trust, Series 2024-1A, Class B, 11.40%, 1/21/31 (144A)	1,033,296
595,855(a)	ACREC, Ltd., Series 2021-FL1, Class A, 6.585% (1 Month Term SOFR + 126 bps), 10/16/36 (144A)	593,621
80,577	Affirm Asset Securitization Trust, Series 2022-Z1, Class A, 4.55%, 6/15/27 (144A)	80,032
2,000,000	Affirm Asset Securitization Trust, Series 2023-A, Class 1A, 6.61%, 1/18/28 (144A)	2,006,854
475,000	Affirm Asset Securitization Trust, Series 2023-A, Class 1B, 7.18%, 1/18/28 (144A)	478,011
1,140,000	Affirm Asset Securitization Trust, Series 2023-A, Class B, 7.18%, 1/18/28 (144A)	1,147,226
342,375	Affirm Asset Securitization Trust, Series 2023-X1, Class A, 7.11%, 11/15/28 (144A)	343,690
2,420,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.61%, 2/15/29 (144A)	2,407,715
760,000	Affirm Asset Securitization Trust, Series 2024-X1, Class A, 6.27%, 5/15/29 (144A)	760,712
800,000	American Credit Acceptance Receivables Trust, Series 2021-3, Class F, 3.64%, 5/15/28 (144A)	777,546
1,250,000	American Credit Acceptance Receivables Trust, Series 2022-3, Class D, 5.83%, 10/13/28 (144A)	1,246,848
2,210,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class C, 6.99%, 9/12/30 (144A)	2,249,005
600,000	Americredit Automobile Receivables Trust, Series 2023-1, Class C, 5.80%, 12/18/28	604,331
1,000,000	Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class E, 5.02%, 12/20/28 (144A)	973,950
800,000	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class D, 7.25%, 5/21/29 (144A)	808,105
650,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class D, 7.48%, 7/22/30 (144A)	662,634
Pioneer Short Term Income Fund  | 5/31/244

Schedule of Investments  |  5/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,010,053	Aqua Finance Trust, Series 2019-A, Class C, 4.01%, 7/16/40 (144A)	$ 920,542
600,000	Aqua Finance Trust, Series 2020-AA, Class C, 3.97%, 7/17/46 (144A)	541,698
419,825	Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 7/17/46 (144A)	375,782
347,211(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL1, Class A, 6.401% (1 Month Term SOFR + 108 bps), 12/15/35 (144A)	346,411
2,600,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class C, 3.77%, 3/15/27 (144A)	2,541,547
1,000,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class D, 5.83%, 1/18/28 (144A)	969,386
800,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class C, 9.84%, 3/15/29 (144A)	763,893
1,970,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class B, 6.87%, 6/17/30 (144A)	1,966,893
600,000	Atalaya Equipment Leasing Trust, Series 2021-1A, Class B, 2.08%, 2/15/27 (144A)	591,569
1,050,000	Avid Automobile Receivables Trust, Series 2021-1, Class F, 5.16%, 10/16/28 (144A)	1,002,921
500,000	Avid Automobile Receivables Trust, Series 2023-1, Class C, 7.35%, 12/15/27 (144A)	501,106
1,243,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class C, 6.24%, 4/20/27 (144A)	1,234,909
1,629,754(a)	Bayview Opportunity Master Fund VII LLC, Series 2024-CAR1, Class B, 6.624% (SOFR30A + 130 bps), 12/26/31 (144A)	1,634,548
931,288(a)	Bayview Opportunity Master Fund VII LLC, Series 2024-CAR1, Class D, 7.374% (SOFR30A + 205 bps), 12/26/31 (144A)	934,095
3,381,084(a)	Bayview Opportunity Master Fund VII LLC, Series 2024-EDU1, Class B, 6.924% (SOFR30A + 160 bps), 6/25/47 (144A)	3,393,267
266,620	Bayview Opportunity Master Fund VII Trust, Series 2024-CAR1F, Class A, 6.971%, 7/29/32 (144A)	266,889
1,170,000	BHG Securitization Trust, Series 2021-B, Class D, 3.17%, 10/17/34 (144A)	1,033,728
3,490,000	BHG Securitization Trust, Series 2022-C, Class B, 5.93%, 10/17/35 (144A)	3,467,772
1,500,000	BHG Securitization Trust, Series 2023-B, Class B, 7.45%, 12/17/36 (144A)	1,538,758
2,000,000	BHG Securitization Trust, Series 2024-1CON, Class B, 6.49%, 4/17/35 (144A)	1,993,182
5Pioneer Short Term Income Fund  | 5/31/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
620,000	BHG Securitization Trust, Series 2024-1CON, Class C, 6.86%, 4/17/35 (144A)	$ 616,428
296,800	Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class B, 3.446%, 7/15/46 (144A)	261,857
1,942,407	Blue Bridge Funding LLC, Series 2023-1A, Class A, 7.37%, 11/15/30 (144A)	1,948,950
504,687	BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class B, 3.78%, 9/26/33 (144A)	481,359
2,100,000	Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05%, 7/15/27 (144A)	2,094,942
500,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class B1R, 9.079% (3 Month Term SOFR + 375 bps), 1/15/31 (144A)	501,000
500,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class C1R, 10.829% (3 Month Term SOFR + 550 bps), 1/15/31 (144A)	498,316
1,000,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class DR, 11.579% (3 Month Term SOFR + 625 bps), 1/15/31 (144A)	991,781
253,750(a)	Brightwood Capital MM CLO, Ltd., Series 2023-1A, Class X, 7.579% (3 Month Term SOFR + 225 bps), 10/15/35 (144A)	253,768
500,000(a)	BSPRT Issuer, Ltd., Series 2021-FL7, Class D, 8.181% (1 Month Term SOFR + 286 bps), 12/15/38 (144A)	480,776
337,553	BXG Receivables Note Trust, Series 2018-A, Class C, 4.44%, 2/2/34 (144A)	329,100
190,576	BXG Receivables Note Trust, Series 2020-A, Class B, 2.49%, 2/28/36 (144A)	174,924
734,354(a)	CAL Receivables LLC, Series 2022-1, Class B, 9.674% (SOFR30A + 435 bps), 10/15/26 (144A)	733,759
320,000(a)	Capital Four US CLO II, Ltd., Series 2022-1A, Class X, 6.625% (3 Month Term SOFR + 130 bps), 1/20/37 (144A)	321,400
197,206	CarNow Auto Receivables Trust, Series 2022-1A, Class B, 4.89%, 3/16/26 (144A)	196,932
1,190,000	CarNow Auto Receivables Trust, Series 2023-2A, Class B, 8.53%, 1/15/27 (144A)	1,198,657
412,438	Carvana Auto Receivables Trust, Series 2022-N1, Class D, 4.13%, 12/11/28 (144A)	403,840
2,110,000	Carvana Auto Receivables Trust, Series 2023-N4, Class C, 6.59%, 2/11/30 (144A)	2,150,236
900,000(d)	Cascade Funding Mortgage Trust, Series 2022-HB10, Class M2, 3.25%, 11/25/35 (144A)	843,505
Pioneer Short Term Income Fund  | 5/31/246

Schedule of Investments  |  5/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
24,921(a)	CDC Mortgage Capital Trust, Series 2002-HE1, Class A, 6.059% (1 Month Term SOFR + 73 bps), 1/25/33	$ 24,703
852,347(a)	Centerstone SBA Trust, Series 2023-1, Class A, 9.35% (PRIME + 85 bps), 12/27/50 (144A)	847,844
555,219(a)	Cerberus Loan Funding XXIV LP, Series 2018-3A, Class A1, 6.99% (3 Month Term SOFR + 166 bps), 7/15/30 (144A)	555,551
1,000,000(d)	CFMT LLC, Series 2021-HB7, Class M2, 2.679%, 10/27/31 (144A)	954,983
600,000(d)	CFMT LLC, Series 2021-HB7, Class M3, 3.849%, 10/27/31 (144A)	569,632
750,000(d)	CFMT LLC, Series 2023-HB12, Class M2, 4.25%, 4/25/33 (144A)	693,615
200,000(d)	CFMT LLC, Series 2023-HB12, Class M3, 4.25%, 4/25/33 (144A)	177,446
41,337(a)	Chase Funding Trust, Series 2003-3, Class 2A2, 5.979% (1 Month Term SOFR + 65 bps), 4/25/33	40,894
39,200(e)	Chase Funding Trust, Series 2003-6, Class 1A7, 4.867%, 11/25/34	37,744
500,000	Commercial Equipment Finance LLC, Series 2021-A, Class C, 3.55%, 12/15/28 (144A)	484,442
1,079,965	Commercial Equipment Finance LLC, Series 2024-1A, Class A, 5.97%, 7/16/29 (144A)	1,077,742
17,628	Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42 (144A)	15,058
35,280	Conn's Receivables Funding LLC, Series 2023-A, Class A, 8.01%, 1/17/28 (144A)	35,317
700,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class A, 6.19%, 10/15/30 (144A)	695,813
750,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class C, 9.33%, 10/15/30 (144A)	749,738
121,003(a)	Countrywide Asset-Backed Certificates, Series 2004-SD3, Class A2, 6.539% (1 Month Term SOFR + 121 bps), 9/25/34 (144A)	114,211
884,791	CP EF Asset Securitization II LLC, Series 2023-1A, Class A, 7.48%, 3/15/32 (144A)	891,422
276,247	Credito Real USA Auto Receivables Trust, Series 2021-1A, Class B, 2.87%, 2/16/27 (144A)	274,241
302,979	Crossroads Asset Trust, Series 2021-A, Class D, 2.52%, 1/20/26 (144A)	302,247
1,910,000(a)	Deerpath Capital CLO, Ltd., Series 2021-1A, Class A1, 7.229% (3 Month Term SOFR + 191 bps), 4/17/33 (144A)	1,910,000
7Pioneer Short Term Income Fund  | 5/31/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,000,000	Dext ABS LLC, Series 2023-1, Class B, 6.55%, 3/15/32 (144A)	$ 1,004,033
847,972	Dext ABS LLC, Series 2023-2, Class A2, 6.56%, 5/15/34 (144A)	849,967
281,488	DT Auto Owner Trust, Series 2022-1A, Class C, 2.96%, 11/15/27 (144A)	278,906
1,000,000(a)	Ellington CLO III, Ltd., Series 2018-3A, Class C, 7.836% (3 Month Term SOFR + 251 bps), 7/20/30 (144A)	995,286
1,250,000(a)	Ellington CLO IV, Ltd., Series 2019-4A, Class CR, 8.34% (3 Month Term SOFR + 301 bps), 4/15/29 (144A)	1,247,450
1,930,000	Exeter Automobile Receivables Trust, Series 2022-1A, Class E, 5.02%, 10/15/29 (144A)	1,815,129
560,000	Exeter Automobile Receivables Trust, Series 2022-3A, Class C, 5.30%, 9/15/27	557,242
400,000	Exeter Automobile Receivables Trust, Series 2022-3A, Class D, 6.76%, 9/15/28	402,150
2,000,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class D, 8.03%, 4/6/29	2,069,341
1,100,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.13%, 2/15/30	1,128,611
1,662,000	FHF Issuer Trust, Series 2023-2A, Class B, 7.49%, 11/15/29 (144A)	1,714,938
388,000	FHF Issuer Trust, Series 2023-2A, Class C, 7.97%, 12/17/29 (144A)	405,045
1,500,000	FHF Issuer Trust, Series 2024-1A, Class A2, 5.69%, 2/15/30 (144A)	1,493,784
2,200,000	FHF Issuer Trust, Series 2024-1A, Class B, 6.26%, 3/15/30 (144A)	2,203,452
488,709	FHF Trust, Series 2023-1A, Class A2, 6.57%, 6/15/28 (144A)	490,062
1,830,000(d)	FIGRE Trust, Series 2024-HE2, Class A, 6.38%, 5/25/54 (144A)	1,830,579
500,000(d)	Finance of America HECM Buyout, Series 2022-HB1, Class M3, 5.084%, 2/25/32 (144A)	481,223
925,000	Ford Credit Auto Lease Trust, Series 2023-B, Class C, 6.43%, 4/15/27	937,838
1,000,000(a)	Fortress Credit Opportunities IX CLO, Ltd., Series 2017-9A, Class A1TR, 7.14% (3 Month Term SOFR + 181 bps), 10/15/33 (144A)	999,666
150,948(a)	Fortress Credit Opportunities VI CLO, Ltd., Series 2015-6A, Class A1TR, 6.919% (3 Month Term SOFR + 162 bps), 7/10/30 (144A)	150,868
Pioneer Short Term Income Fund  | 5/31/248

Schedule of Investments  |  5/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
83,651(a)	Fortress Credit Opportunities XVII CLO, Ltd., Series 2022-17A, Class A, 6.699% (3 Month Term SOFR + 137 bps), 1/15/30 (144A)	$ 83,627
158,333	Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41 (144A)	143,408
1,051,825	Foundation Finance Trust, Series 2024-1A, Class A, 5.50%, 12/15/49 (144A)	1,046,057
1,000,000	Foundation Finance Trust, Series 2024-1A, Class B, 5.95%, 12/15/49 (144A)	993,283
1,000,000	Foursight Capital Automobile Receivables Trust, Series 2022-2, Class D, 7.09%, 10/15/29 (144A)	1,001,642
1,000,000	Foursight Capital Automobile Receivables Trust, Series 2024-1, Class D, 6.83%, 3/15/30 (144A)	1,000,997
72,700(a)	Freddie Mac Structured Pass-Through Certificates, Series T-20, Class A7, 5.738% (SOFR30A + 41 bps), 12/25/29	70,834
789,447	Freed ABS Trust, Series 2021-3FP, Class D, 2.37%, 11/20/28 (144A)	779,247
750,000	Genesis Sales Finance Master Trust, Series 2021-AA, Class D, 2.09%, 12/21/26 (144A)	693,168
2,890,000	GLS Auto Receivables Issuer Trust, Series 2022-3A, Class D, 6.42%, 6/15/28 (144A)	2,902,227
750,000	GLS Auto Receivables Issuer Trust, Series 2023-1A, Class D, 7.01%, 1/16/29 (144A)	760,720
2,000,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class C, 6.65%, 8/15/29 (144A)	2,027,266
1,089,000	GLS Auto Select Receivables Trust, Series 2023-1A, Class C, 6.41%, 8/15/29 (144A)	1,105,876
1,000,000	GLS Auto Select Receivables Trust, Series 2023-1A, Class D, 7.93%, 7/15/30 (144A)	1,056,775
1,429,000	GLS Auto Select Receivables Trust, Series 2023-2A, Class C, 7.31%, 1/15/30 (144A)	1,492,206
230,000	GLS Auto Select Receivables Trust, Series 2024-1A, Class C, 5.69%, 3/15/30 (144A)	228,531
1,300,000	GLS Auto Select Receivables Trust, Series 2024-1A, Class D, 6.43%, 1/15/31 (144A)	1,306,673
2,300,000	GLS Auto Select Receivables Trust, Series 2024-2A, Class D, 6.37%, 8/15/31 (144A)	2,303,308
2,400,000(a)	Golub Capital Partners CLO 24M-R, Ltd., Series 2015-24A, Class BR, 7.598% (3 Month Term SOFR + 226 bps), 11/5/29 (144A)	2,400,749
1,880,000(a)	Golub Capital Partners CLO 36m, Ltd., Series 2018-36A, Class B, 7.248% (3 Month Term SOFR + 191 bps), 2/5/31 (144A)	1,877,823
9Pioneer Short Term Income Fund  | 5/31/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
774,529(a)	Gracie Point International Funding, Series 2023-1A, Class A, 7.299% (SOFR90A + 195 bps), 9/1/26 (144A)	$ 782,216
460,000(a)	Gracie Point International Funding, Series 2023-1A, Class C, 8.449% (SOFR90A + 310 bps), 9/1/26 (144A)	466,565
500,000(a)	Gracie Point International Funding, Series 2023-1A, Class D, 9.849% (SOFR90A + 450 bps), 9/1/26 (144A)	508,018
1,027,000(a)	Gracie Point International Funding LLC, Series 2024-1A, Class C, 8.85% (SOFR90A + 350 bps), 3/1/28 (144A)	1,033,382
432,000(a)	Gracie Point International Funding LLC, Series 2024-1A, Class D, 12.50% (SOFR90A + 715 bps), 3/1/28 (144A)	432,666
554,166(a)	Harvest SBA Loan Trust, Series 2023-1, Class A, 8.681% (SOFR30A + 325 bps), 10/25/50 (144A)	554,981
990,000	Hilton Grand Vacations Trust, Series 2024-2A, Class D, 6.91%, 3/25/38 (144A)	989,691
75,966	HIN Timeshare Trust, Series 2020-A, Class D, 5.50%, 10/9/39 (144A)	71,201
1,227,002	HINNT LLC, Series 2024-A, Class A, 5.49%, 3/15/43 (144A)	1,222,889
900,000	HOA Funding LLC - HOA, Series 2021-1A, Class B, 7.432%, 8/20/51 (144A)	666,414
500,000(a)	ICG US CLO, Ltd., Series 2016-1A, Class DRR, 13.026% (3 Month Term SOFR + 770 bps), 4/29/34 (144A)	446,614
753,924(a)	JP Morgan Mortgage Trust, Series 2023-HE1, Class A1, 7.073% (SOFR30A + 175 bps), 11/25/53 (144A)	760,508
1,414,505(a)	JP Morgan Mortgage Trust, Series 2023-HE2, Class A1, 7.023% (SOFR30A + 170 bps), 3/25/54 (144A)	1,425,109
978,236(a)	JP Morgan Mortgage Trust, Series 2023-HE3, Class A1, 6.923% (SOFR30A + 160 bps), 5/25/54 (144A)	986,557
1,970,000(a)	Kinetic Advantage Master Owner Trust, Series 2024-1A, Class A, 7.974% (SOFR30A + 265 bps), 11/15/27 (144A)	1,975,416
500,000	Kubota Credit Owner Trust, Series 2023-1A, Class A3, 5.02%, 6/15/27 (144A)	496,433
1,390,000	LAD Auto Receivables Trust, Series 2024-1A, Class A2, 5.44%, 11/16/26 (144A)	1,387,093
1,000,000	LAD Auto Receivables Trust, Series 2024-1A, Class D, 6.15%, 6/16/31 (144A)	996,889
907,754	Lendbuzz Securitization Trust, Series 2023-3A, Class A2, 7.50%, 12/15/28 (144A)	919,206
1,500,000	Lendbuzz Securitization Trust, Series 2024-2A, Class B, 6.52%, 7/16/29 (144A)	1,509,221
Pioneer Short Term Income Fund  | 5/31/2410

Schedule of Investments  |  5/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
286,429	LendingPoint Asset Securitization Trust, Series 2020-REV1, Class B, 4.494%, 10/15/28 (144A)	$ 285,242
1,314,025	LFS LLC, Series 2022-A, Class A, 5.25%, 5/15/34 (144A)	1,286,751
504,593	LFS LLC, Series 2023-A, Class A, 7.173%, 7/15/35 (144A)	502,712
138,038	Libra Solutions LLC, Series 2022-2A, Class B, 8.85%, 10/15/34 (144A)	138,038
260,848	Libra Solutions LLC, Series 2023-1A, Class B, 10.25%, 2/15/35 (144A)	262,152
1,000,000	LL ABS Trust, Series 2022-1A, Class C, 5.88%, 11/15/29 (144A)	986,701
298,151	Lobel Automobile Receivables Trust, Series 2023-1, Class A, 6.97%, 7/15/26 (144A)	298,659
391,540	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/46 (144A)	347,676
845,669	Marlette Funding Trust, Series 2021-1A, Class D, 2.47%, 6/16/31 (144A)	824,997
1,000,000	Merchants Fleet Funding LLC, Series 2023-1A, Class E, 10.80%, 5/20/36 (144A)	988,277
1,500,000	Mercury Financial Credit Card Master Trust, Series 2023-1A, Class A, 8.04%, 9/20/27 (144A)	1,510,776
710,000(a)	MidOcean Credit CLO XI, Ltd., Series 2022-11A, Class A1R, 7.057% (3 Month Term SOFR + 173 bps), 10/18/33 (144A)	712,093
3,000,000	Mission Lane Credit Card Master Trust, Series 2022-A, Class A, 6.92%, 9/15/27 (144A)	2,999,689
1,000,000	Mission Lane Credit Card Master Trust, Series 2023-A, Class C, 10.03%, 7/17/28 (144A)	1,015,986
1,790,000	Mission Lane Credit Card Master Trust, Series 2023-B, Class A, 7.69%, 11/15/28 (144A)	1,811,916
1,000,000(a)	Monroe Capital MML CLO VII, Ltd., Series 2018-2A, Class C, 8.588% (3 Month Term SOFR + 326 bps), 11/22/30 (144A)	1,001,119
1,540,000(a)	Monroe Capital Mml CLO XII, Ltd., Series 2021-2A, Class A1, 7.087% (3 Month Term SOFR + 176 bps), 9/14/33 (144A)	1,539,949
1	Mosaic Solar Loan Trust, Series 2019-2A, Class C, 4.35%, 9/20/40 (144A)	1
138,406	Mosaic Solar Loan Trust, Series 2019-2A, Class D, 6.18%, 9/20/40 (144A)	133,740
58,275	MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37 (144A)	55,949
11Pioneer Short Term Income Fund  | 5/31/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,863(d)	New Century Home Equity Loan Trust, Series 2004-A, Class AII9, 5.47%, 8/25/34	$ 2,491
1,300,000(a)	NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A1, 6.224% (SOFR30A + 90 bps), 3/15/29 (144A)	1,303,227
750,000	NMEF Funding LLC, Series 2021-A, Class D, 5.78%, 12/15/27 (144A)	744,484
690,000	NMEF Funding LLC, Series 2023-A, Class C, 8.04%, 6/17/30 (144A)	681,849
138,741(a)	NovaStar Mortgage Funding Trust, Series 2003-1, Class A2, 6.219% (1 Month Term SOFR + 89 bps), 5/25/33	133,443
1,500,000	Octane Receivables Trust, Series 2022-1A, Class D, 5.54%, 2/20/29 (144A)	1,477,687
1,610,000	Octane Receivables Trust, Series 2022-2A, Class D, 7.70%, 2/20/30 (144A)	1,660,128
1,000,000	Octane Receivables Trust, Series 2023-1A, Class D, 7.76%, 3/20/30 (144A)	1,030,983
965,000	Octane Receivables Trust, Series 2023-3A, Class D, 7.58%, 9/20/29 (144A)	995,391
1,000,000	Octane Receivables Trust, Series 2024-1A, Class D, 6.43%, 10/21/30 (144A)	999,851
128,587	Oportun Funding XIV LLC, Series 2021-A, Class C, 3.44%, 3/8/28 (144A)	123,765
1,000,000	Oportun Issuance Trust, Series 2021-C, Class C, 3.61%, 10/8/31 (144A)	942,421
719,004	Oportun Issuance Trust, Series 2024-1A, Class A, 6.334%, 4/8/31 (144A)	719,081
1,160,000	Oportun Issuance Trust, Series 2024-1A, Class B, 6.546%, 4/8/31 (144A)	1,159,437
1,000,000(a)	Owl Rock CLO II, Ltd., Series 2019-2A, Class ALR, 7.136% (3 Month Term SOFR + 181 bps), 4/20/33 (144A)	1,001,255
750,000	Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/32 (144A)	746,865
1,765,937	Oxford Finance Funding LLC, Series 2022-1A, Class B, 4.096%, 2/15/30 (144A)	1,672,810
542,749	Pagaya AI Debt Trust, Series 2022-5, Class A, 8.096%, 6/17/30 (144A)	548,341
1,097,129	Pagaya AI Debt Trust, Series 2023-3, Class A, 7.60%, 12/16/30 (144A)	1,103,542
242,076	Pagaya AI Debt Trust, Series 2023-5, Class A, 7.179%, 4/15/31 (144A)	242,636
Pioneer Short Term Income Fund  | 5/31/2412

Schedule of Investments  |  5/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,049,236	Pagaya AI Debt Trust, Series 2023-7, Class B, 7.549%, 7/15/31 (144A)	$ 2,062,130
2,498,750	Pagaya AI Debt Trust, Series 2024-1, Class B, 7.109%, 7/15/31 (144A)	2,515,508
422,190	Pagaya AI Debt Trust, Series 2024-2, Class A, 6.319%, 8/15/31 (144A)	422,076
2,500,000	Pagaya AI Debt Trust, Series 2024-3, Class B, 6.571%, 10/15/31 (144A)	2,503,564
250,000(a)	Palmer Square Loan Funding, Ltd., Series 2022-1A, Class C, 7.929% (3 Month Term SOFR + 260 bps), 4/15/30 (144A)	248,447
750,000	Pawneee Equipment Receivables Series LLC, Series 2021-1, Class D, 2.75%, 7/15/27 (144A)	706,166
750,000	Pawneee Equipment Receivables Series LLC, Series 2021-1, Class E, 5.21%, 5/15/28 (144A)	704,905
879,739	PEAR LLC, Series 2022-1, Class A2, 7.25%, 10/15/34 (144A)	881,258
1,120,401	PEAR LLC, Series 2023-1, Class A, 7.42%, 7/15/35 (144A)	1,125,947
1,174,829	PEAR LLC, Series 2024-1, Class A, 6.95%, 2/15/36 (144A)	1,169,862
850,000	Post Road Equipment Finance LLC, Series 2024-1A, Class B, 5.58%, 10/15/30 (144A)	845,334
710,000	Post Road Equipment Finance LLC, Series 2024-1A, Class C, 5.81%, 10/15/30 (144A)	707,365
400,000	Post Road Equipment Finance LLC, Series 2024-1A, Class E, 8.50%, 12/15/31 (144A)	382,410
1,880,000	Prestige Auto Receivables Trust, Series 2023-2A, Class C, 7.12%, 8/15/29 (144A)	1,921,359
1,967,000	Prestige Auto Receivables Trust, Series 2024-1A, Class D, 6.21%, 2/15/30 (144A)	1,970,627
670,000	Purchasing Power Funding LLC, Series 2024-A, Class D, 7.26%, 8/15/28 (144A)	669,986
700,000	Purchasing Power Funding LLC, Series 2024-A, Class E, 10.18%, 8/15/28 (144A)	702,049
2,400,000	Reach Abs Trust, Series 2024-1A, Class B, 6.29%, 2/18/31 (144A)	2,392,226
280,033(a)	ReadyCap Lending Small Business Loan Trust, Series 2019-2, Class A, 8.00% (PRIME - 50 bps), 12/27/44 (144A)	280,453
967,373(a)	ReadyCap Lending Small Business Loan Trust, Series 2023-3, Class A, 8.57% (PRIME + 7 bps), 4/25/48 (144A)	977,070
13Pioneer Short Term Income Fund  | 5/31/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
500,000(a)	Regatta IX Funding, Ltd., Series 2017-1A, Class XR, 6.367% (3 Month Term SOFR + 105 bps), 4/17/37 (144A)	$ 500,057
881,362	Research-Driven Pagaya Motor Asset Trust, Series 2023-4A, Class A, 7.54%, 3/25/32 (144A)	889,950
1,000,000(d)	RMF Buyout Issuance Trust, Series 2021-HB1, Class M3, 3.69%, 11/25/31 (144A)	872,129
500,000(d)+	RMF Buyout Issuance Trust, Series 2022-HB1, Class M5, 4.50%, 4/25/32 (144A)	104,000
500,000	SAFCO Auto Receivables Trust, Series 2024-1A, Class C, 6.96%, 1/18/30 (144A)	498,176
1,074,506(d)	Saluda Grade Alternative Mortgage Trust, Series 2023-FIG4, Class A, 6.718%, 11/25/53 (144A)	1,084,650
1,980,000	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class D, 9.965%, 5/15/32 (144A)	2,055,087
1,100,000	Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class E, 8.408%, 12/15/33 (144A)	1,103,247
29,021	Santander Bank N.A. - SBCLN, Series 2021-1A, Class C, 3.268%, 12/15/31 (144A)	28,828
575,000	Santander Bank N.A. - SBCLN, Series 2021-1A, Class D, 5.004%, 12/15/31 (144A)	570,839
700,000	Santander Bank N.A. - SBCLN, Series 2021-1A, Class E, 6.171%, 12/15/31 (144A)	695,481
1,000,000	Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09%, 5/15/30	990,255
1,000,000	Santander Drive Auto Receivables Trust, Series 2023-6, Class C, 6.40%, 3/17/31	1,024,648
1,120,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class D, 6.28%, 8/15/31	1,131,808
2,000,000(a)	Sound Point CLO V-R, Ltd., Series 2014-1RA, Class B, 7.339% (3 Month Term SOFR + 201 bps), 7/18/31 (144A)	2,001,142
500,000(a)	Sound Point CLO XVI, Ltd., Series 2017-2A, Class D, 9.185% (3 Month Term SOFR + 386 bps), 7/25/30 (144A)	498,244
900,000(a)	STAR Trust, Series 2021-SFR1, Class C, 6.481% (1 Month Term SOFR + 116 bps), 4/17/38 (144A)	882,955
2,230,000(a)	STAR Trust, Series 2021-SFR2, Class C, 7.031% (1 Month Term SOFR + 171 bps), 1/17/39 (144A)	2,200,996
236,062	Stonepeak ABS, Series 2021-1A, Class AA, 2.301%, 2/28/33 (144A)	218,553
14,912	Structured Receivables Finance LLC, Series 2010-B, Class A, 3.73%, 8/15/36 (144A)	14,662
Pioneer Short Term Income Fund  | 5/31/2414

Schedule of Investments  |  5/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,000,000(a)	STWD, Ltd., Series 2021-SIF2A, Class D, 9.179% (3 Month Term SOFR + 385 bps), 1/15/33 (144A)	$ 1,003,213
663,787	Tidewater Auto Receivables Trust, Series 2020-AA, Class D, 2.31%, 3/15/27 (144A)	656,809
1,250,000	Tidewater Auto Receivables Trust, Series 2020-AA, Class E, 3.35%, 7/17/28 (144A)	1,211,282
4,004,058(d)	Towd Point Mortgage Trust, Series 2024-CES1, Class A1A, 5.848%, 1/25/64 (144A)	3,974,687
1,250,000	Trafigura Securitisation Finance Plc, Series 2021-1A, Class B, 1.78%, 1/15/25 (144A)	1,231,654
1,610,000	Trafigura Securitisation Finance Plc, Series 2024-1A, Class B, 7.29%, 11/15/27 (144A)	1,613,755
154,587	Tricolor Auto Securitization Trust, Series 2021-1A, Class E, 3.23%, 9/15/26 (144A)	154,155
750,000	Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.80%, 7/16/29 (144A)	732,934
1,090,000	Tricolor Auto Securitization Trust, Series 2023-1A, Class D, 8.56%, 7/15/27 (144A)	1,096,802
1,000,000	Tricolor Auto Securitization Trust, Series 2024-1A, Class B, 6.53%, 12/15/27 (144A)	996,583
820,000	Tricolor Auto Securitization Trust, Series 2024-1A, Class D, 8.61%, 4/17/28 (144A)	827,875
990,000	Tricolor Auto Securitization Trust, Series 2024-2A, Class D, 7.61%, 8/15/28 (144A)	990,052
2,240,000	Tricon American Homes Trust, Series 2019-SFR1, Class F, 3.745%, 3/17/38 (144A)	2,135,561
67,490	TVEST LLC, Series 2021-A, Class A, 2.35%, 9/15/33 (144A)	67,176
850,000	United Auto Credit Securitization Trust, Series 2024-1, Class D, 8.30%, 11/12/29 (144A)	855,821
86,830	Upstart Pass-Through Trust, Series 2021-ST4, Class A, 2.00%, 7/20/27 (144A)	84,244
73,541	Upstart Securitization Trust, Series 2020-1, Class C, 4.899%, 4/22/30 (144A)	73,391
194,024	US Bank NA, Series 2023-1, Class B, 6.789%, 8/25/32 (144A)	194,688
1,090,000(a)	Venture 41 CLO, Ltd., Series 2021-41A, Class A1NR, 6.755% (3 Month Term SOFR + 143 bps), 1/20/34 (144A)	1,091,196
822,153	Verdant Receivables LLC, Series 2023-1A, Class A2, 6.24%, 1/13/31 (144A)	822,339
1,000,000	Veros Auto Receivables Trust, Series 2021-1, Class C, 3.64%, 8/15/28 (144A)	993,581
15Pioneer Short Term Income Fund  | 5/31/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
830,000	Veros Auto Receivables Trust, Series 2022-1, Class C, 5.03%, 8/16/27 (144A)	$ 817,088
100,000	Veros Auto Receivables Trust, Series 2022-1, Class D, 7.23%, 7/16/29 (144A)	98,755
500,000	Veros Auto Receivables Trust, Series 2023-1, Class C, 8.32%, 11/15/28 (144A)	515,604
1,000,000	Veros Auto Receivables Trust, Series 2024-1, Class D, 9.87%, 5/15/31 (144A)	998,682
327,000	VFI ABS LLC, Series 2023-1A, Class C, 9.26%, 12/24/29 (144A)	329,279
1,500,000	VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62%, 12/15/28 (144A)	1,494,629
409,457	Welk Resorts LLC, Series 2019-AA, Class D, 4.03%, 6/15/38 (144A)	388,622
55,435	Westgate Resorts LLC, Series 2020-1A, Class C, 6.213%, 3/20/34 (144A)	55,168
785,604	Westgate Resorts LLC, Series 2023-1A, Class C, 7.49%, 12/20/37 (144A)	779,991
392,802	Westgate Resorts LLC, Series 2023-1A, Class D, 10.14%, 12/20/37 (144A)	393,659
1,400,000	Westlake Automobile Receivables Trust, Series 2021-2A, Class F, 3.66%, 12/15/27 (144A)	1,347,755
1,265,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.79%, 11/15/28 (144A)	1,284,366
350,000	Westlake Automobile Receivables Trust, Series 2023-2A, Class D, 7.01%, 11/15/28 (144A)	354,686
701,526(a)	Westlake Automobile Receivables Trust, Series 2023-3A, Class A2B, 5.994% (SOFR30A + 67 bps), 10/15/26 (144A)	702,195
1,000,000	Westlake Automobile Receivables Trust, Series 2023-4A, Class C, 6.64%, 11/15/28 (144A)	1,013,338
670,587	Willis Engine Structured Trust VI, Series 2021-A, Class B, 5.438%, 5/15/46 (144A)	561,032
882,090(a)	Woodmont Trust, Series 2023-12A, Class A1A, 7.824% (3 Month Term SOFR + 250 bps), 7/25/31 (144A)	885,032
1,000,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2019-1A, Class BR, 7.589% (3 Month Term SOFR + 226 bps), 7/16/31 (144A)	1,004,032
Pioneer Short Term Income Fund  | 5/31/2416

Schedule of Investments  |  5/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,000,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2019-1A, Class DR, 10.589% (3 Month Term SOFR + 526 bps), 7/16/31 (144A)	$ 976,158
445,670(a)	Zais CLO 13, Ltd., Series 2019-13A, Class A1A, 7.08% (3 Month Term SOFR + 175 bps), 7/15/32 (144A)	445,733
	Total Asset Backed Securities (Cost $252,218,482)	$251,438,983

	Collateralized Mortgage Obligations—9.5% of Net Assets
5,091(d)	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 3B1, 4.977%, 6/25/30	$ 5,076
850,000(a)	Bellemeade Re, Ltd., Series 2021-3A, Class A2, 6.324% (SOFR30A + 100 bps), 9/25/31 (144A)	849,998
500,000(a)	Bellemeade Re, Ltd., Series 2022-1, Class M1C, 9.024% (SOFR30A + 370 bps), 1/26/32 (144A)	512,995
107,210(d)	BRAVO Residential Funding Trust, Series 2020-NQM1, Class A3, 2.406%, 5/25/60 (144A)	102,361
2,786,237(d)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class D, 4.00%, 10/25/68 (144A)	2,380,764
1,000,000(d)	CFMT LLC, Series 2022-HB8, Class M3, 3.75%, 4/25/25 (144A)	872,940
2,230,000(d)	CFMT LLC, Series 2024-HB13, Class M3, 3.00%, 5/25/34 (144A)	1,816,672
1,114,724(a)	Chase Mortgage Finance Corp., Series 2021-CL1, Class M3, 6.874% (SOFR30A + 155 bps), 2/25/50 (144A)	1,072,549
654,958(d)	CHNGE Mortgage Trust, Series 2022-1, Class A1, 3.007%, 1/25/67 (144A)	598,884
0	Citigroup Mortgage Loan Trust, Inc., Series 2003-UP3, Class A1, 7.00%, 9/25/33	0
708,295(a)	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class M2, 7.588% (SOFR30A + 226 bps), 11/25/39 (144A)	711,576
667,796(a)	Connecticut Avenue Securities Trust, Series 2019-R06, Class 2B1, 9.188% (SOFR30A + 386 bps), 9/25/39 (144A)	696,384
1,040,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 9.088% (SOFR30A + 376 bps), 2/25/40 (144A)	1,107,840
2,130,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, 9.088% (SOFR30A + 376 bps), 2/25/40 (144A)	2,260,342
17Pioneer Short Term Income Fund  | 5/31/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
330,000(a)	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, 7.224% (SOFR30A + 190 bps), 12/25/41 (144A)	$ 333,703
2,780,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, 8.324% (SOFR30A + 300 bps), 1/25/42 (144A)	2,859,925
346,351(a)	Connecticut Avenue Securities Trust, Series 2022-R09, Class 2M1, 7.824% (SOFR30A + 250 bps), 9/25/42 (144A)	352,412
752,465(a)	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, 7.73% (SOFR30A + 240 bps), 12/25/42 (144A)	774,462
81,549(a)	Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1, 7.624% (SOFR30A + 230 bps), 1/25/43 (144A)	83,593
573,473(a)	Connecticut Avenue Securities Trust, Series 2023-R03, Class 2M1, 7.824% (SOFR30A + 250 bps), 4/25/43 (144A)	583,530
185,226(a)	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, 7.024% (SOFR30A + 170 bps), 7/25/43 (144A)	186,510
432,148(a)	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, 6.374% (SOFR30A + 105 bps), 1/25/44 (144A)	432,176
948,419(a)	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, 6.424% (SOFR30A + 110 bps), 2/25/44 (144A)	949,995
559,932(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M1, 6.474% (SOFR30A + 115 bps), 3/25/44 (144A)	560,003
490,000(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2, 7.274% (SOFR30A + 195 bps), 3/25/44 (144A)	493,194
1,120,000(a)	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1A1, 6.324% (SOFR30A + 100 bps), 5/25/44 (144A)	1,121,750
85,061	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2A1, 7.50%, 5/25/32	85,583
810,000(a)	Eagle Re, Ltd., Series 2021-2, Class M2, 9.574% (SOFR30A + 425 bps), 4/25/34 (144A)	846,216
640,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1A, 7.324% (SOFR30A + 200 bps), 9/26/33 (144A)	642,430
Pioneer Short Term Income Fund  | 5/31/2418

Schedule of Investments  |  5/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
630,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 9.274% (SOFR30A + 395 bps), 9/26/33 (144A)	$ 652,333
1,000,000(d)	Ellington Financial Mortgage Trust, Series 2020-1, Class A3, 3.999%, 5/25/65 (144A)	931,579
127,436(d)	Fannie Mae Grantor Trust, Series 2004-T2, Class 2A, 4.71%, 7/25/43	126,358
135,608(a)	Fannie Mae Trust, Series 2005-W3, Class 2AF, 5.658% (SOFR30A + 33 bps), 3/25/45	134,287
42,789(d)	Fannie Mae Trust, Series 2005-W3, Class 3A, 4.425%, 4/25/45	40,639
30,180(d)	Fannie Mae Trust, Series 2005-W4, Class 3A, 4.314%, 6/25/45	29,176
89,205(a)	Fannie Mae Whole Loan, Series 2007-W1, Class 1AF1, 5.698% (SOFR30A + 37 bps), 11/25/46	88,312
22,943(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2439, Class F, 6.438% (SOFR30A + 111 bps), 3/15/32	23,129
38,631(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2470, Class AF, 6.438% (SOFR30A + 111 bps), 3/15/32	38,937
12,139(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2916, Class NF, 5.688% (SOFR30A + 36 bps), 1/15/35	12,034
7,795(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3042, Class PF, 5.688% (SOFR30A + 36 bps), 8/15/35	7,737
4,095(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3102, Class FG, 5.738% (SOFR30A + 41 bps), 1/15/36	4,045
28,527(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3117, Class FE, 5.738% (SOFR30A + 41 bps), 2/15/36	28,103
13,797(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3173, Class FC, 5.858% (SOFR30A + 53 bps), 6/15/36	13,553
31,665(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3181, Class HF, 5.938% (SOFR30A + 61 bps), 7/15/36	31,325
28,723(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3239, Class EF, 5.788% (SOFR30A + 46 bps), 11/15/36	28,238
19Pioneer Short Term Income Fund  | 5/31/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
13,061(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3239, Class FB, 5.788% (SOFR30A + 46 bps), 11/15/36	$ 12,844
51,659(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3373, Class FB, 6.018% (SOFR30A + 69 bps), 10/15/37	51,212
43,174(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3610, Class FA, 6.138% (SOFR30A + 81 bps), 12/15/39	43,062
11,256(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3868, Class FA, 5.838% (SOFR30A + 51 bps), 5/15/41	11,073
2,127(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3914, Class LF, 5.638% (SOFR30A + 31 bps), 8/15/26	2,124
10,114(a)	Federal National Mortgage Association REMICs, Series 2001-72, Class FB, 6.338% (SOFR30A + 101 bps), 12/25/31	10,147
7,128(a)	Federal National Mortgage Association REMICs, Series 2001-81, Class FL, 6.088% (SOFR30A + 76 bps), 1/18/32	7,112
10,985(a)	Federal National Mortgage Association REMICs, Series 2002-93, Class FH, 5.938% (SOFR30A + 61 bps), 1/25/33	10,937
14,317(a)	Federal National Mortgage Association REMICs, Series 2003-42, Class JF, 5.938% (SOFR30A + 61 bps), 5/25/33	14,194
15,059(a)	Federal National Mortgage Association REMICs, Series 2003-8, Class FJ, 5.788% (SOFR30A + 46 bps), 2/25/33	15,005
20,533(a)	Federal National Mortgage Association REMICs, Series 2004-52, Class FW, 5.838% (SOFR30A + 51 bps), 7/25/34	20,395
25,104(a)	Federal National Mortgage Association REMICs, Series 2005-83, Class KT, 5.738% (SOFR30A + 41 bps), 10/25/35	24,767
20,865(a)	Federal National Mortgage Association REMICs, Series 2005-83, Class LF, 5.748% (SOFR30A + 42 bps), 2/25/35	20,753
28,346(a)	Federal National Mortgage Association REMICs, Series 2006-42, Class CF, 5.888% (SOFR30A + 56 bps), 6/25/36	28,063
Pioneer Short Term Income Fund  | 5/31/2420

Schedule of Investments  |  5/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
5,585(a)	Federal National Mortgage Association REMICs, Series 2006-82, Class F, 6.008% (SOFR30A + 68 bps), 9/25/36	$ 5,540
7,653(a)	Federal National Mortgage Association REMICs, Series 2007-110, Class FA, 6.058% (SOFR30A + 73 bps), 12/25/37	7,582
10,987(a)	Federal National Mortgage Association REMICs, Series 2007-13, Class FA, 5.688% (SOFR30A + 36 bps), 3/25/37	10,683
13,683(a)	Federal National Mortgage Association REMICs, Series 2007-2, Class FT, 5.688% (SOFR30A + 36 bps), 2/25/37	13,336
6,577(a)	Federal National Mortgage Association REMICs, Series 2007-41, Class FA, 5.838% (SOFR30A + 51 bps), 5/25/37	6,467
36,141(a)	Federal National Mortgage Association REMICs, Series 2007-50, Class FN, 5.678% (SOFR30A + 35 bps), 6/25/37	35,491
29,801(a)	Federal National Mortgage Association REMICs, Series 2007-7, Class FJ, 5.638% (SOFR30A + 31 bps), 2/25/37	29,199
10,574(a)	Federal National Mortgage Association REMICs, Series 2007-92, Class OF, 6.008% (SOFR30A + 68 bps), 9/25/37	10,410
23,809(a)	Federal National Mortgage Association REMICs, Series 2008-88, Class FA, 6.658% (SOFR30A + 133 bps), 10/25/38	24,223
280,000(d)	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class M, 4.75%, 10/25/58	265,705
783,604(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA5, Class M2, 6.974% (SOFR30A + 165 bps), 1/25/34 (144A)	788,484
2,584,807(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA6, Class M2, 6.824% (SOFR30A + 150 bps), 10/25/41 (144A)	2,598,145
222,989(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA7, Class M1, 6.174% (SOFR30A + 85 bps), 11/25/41 (144A)	222,953
1,334,293(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA2, Class M2, 7.374% (SOFR30A + 205 bps), 12/25/33 (144A)	1,363,866
21Pioneer Short Term Income Fund  | 5/31/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,340,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA3, Class M2, 7.424% (SOFR30A + 210 bps), 9/25/41 (144A)	$ 1,347,418
1,089,664(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA4, Class M1, 6.274% (SOFR30A + 95 bps), 12/25/41 (144A)	1,087,278
1,326,750(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA1, Class M1B, 7.174% (SOFR30A + 185 bps), 1/25/42 (144A)	1,340,853
1,835,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA1, Class M2, 7.824% (SOFR30A + 250 bps), 1/25/42 (144A)	1,869,334
1,000,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class M2, 9.074% (SOFR30A + 375 bps), 2/25/42 (144A)	1,050,604
1,500,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA3, Class M2, 9.674% (SOFR30A + 435 bps), 4/25/42 (144A)	1,604,909
160,753(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA6, Class M1A, 7.474% (SOFR30A + 215 bps), 9/25/42 (144A)	162,762
221,752(a)	Freddie Mac STACR REMIC Trust, Series 2022-HQA3, Class M1A, 7.624% (SOFR30A + 230 bps), 8/25/42 (144A)	227,286
740,106(a)	Freddie Mac STACR REMIC Trust, Series 2023-DNA2, Class M1A, 7.424% (SOFR30A + 210 bps), 4/25/43 (144A)	755,920
229,026(a)	Freddie Mac STACR REMIC Trust, Series 2023-HQA1, Class M1A, 7.324% (SOFR30A + 200 bps), 5/25/43 (144A)	232,043
493,018(a)	Freddie Mac STACR REMIC Trust, Series 2023-HQA2, Class M1A, 7.324% (SOFR30A + 200 bps), 6/25/43 (144A)	497,047
16,769(a)	Freddie Mac STRIPS, Series 237, Class F14, 5.838% (SOFR30A + 51 bps), 5/15/36	16,537
39,335(a)	Freddie Mac STRIPS, Series 239, Class F30, 5.738% (SOFR30A + 41 bps), 8/15/36	38,762
14,802(a)	Freddie Mac STRIPS, Series 244, Class F22, 5.788% (SOFR30A + 46 bps), 12/15/36	14,604
1,288,844(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class M2D, 6.688% (SOFR30A + 136 bps), 12/25/42	1,290,411
Pioneer Short Term Income Fund  | 5/31/2422

Schedule of Investments  |  5/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
841,365(e)	GCAT Trust, Series 2022-NQM4, Class A3, 5.73%, 8/25/67 (144A)	$ 832,484
42,781(a)	Government National Mortgage Association, Series 2005-16, Class FA, 5.685% (1 Month Term SOFR + 36 bps), 2/20/35	42,344
43,224(a)	Government National Mortgage Association, Series 2005-3, Class FC, 5.684% (1 Month Term SOFR + 36 bps), 1/16/35	42,913
2,700,000(a)	GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, 6.924% (SOFR30A + 160 bps), 7/25/54 (144A)	2,700,000
455,186(a)	Home Re, Ltd., Series 2019-1, Class M1, 7.088% (SOFR30A + 176 bps), 5/25/29 (144A)	455,396
670,000(a)	Home Re, Ltd., Series 2021-1, Class M2, 8.288% (SOFR30A + 296 bps), 7/25/33 (144A)	674,873
474,740(a)	Home Re, Ltd., Series 2022-1, Class M1A, 8.174% (SOFR30A + 285 bps), 10/25/34 (144A)	477,700
250,000(a)	Home Re, Ltd., Series 2023-1, Class M1A, 7.474% (SOFR30A + 215 bps), 10/25/33 (144A)	251,491
310,000(a)	Home Re, Ltd., Series 2023-1, Class M1B, 9.924% (SOFR30A + 460 bps), 10/25/33 (144A)	322,200
400,000(d)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1, 2.489%, 9/25/56 (144A)	262,014
383,079	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	351,475
16,661(d)	IndyMac INDX Mortgage Loan Trust, Series 2004-AR6, Class 6A1, 5.326%, 10/25/34	15,115
121,555(a)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class AM, 5.939% (1 Month Term SOFR + 61 bps), 5/25/33 (144A)	118,041
620,000(e)	LHOME Mortgage Trust, Series 2024-RTL1, Class A1, 7.017%, 1/25/29 (144A)	620,898
733(d)	Merrill Lynch Mortgage Investors Trust, Series 2003-G, Class A3, 7.625%, 1/25/29	707
63,231(a)	Merrill Lynch Mortgage Investors Trust, Series 2003-H, Class A1, 6.079% (1 Month Term SOFR + 75 bps), 1/25/29	55,055
725,000(e)	MFA Trust, Series 2023-RTL2, Class A1, 8.498%, 11/25/28 (144A)	731,313
610,000(e)	MFA Trust, Series 2024-RTL1, Class A1, 7.093%, 2/25/29 (144A)	607,411
158,837(d)	New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1, 2.492%, 9/25/59 (144A)	147,181
23Pioneer Short Term Income Fund  | 5/31/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,350,000(a)	Oaktown Re III, Ltd., Series 2019-1A, Class B1A, 8.938% (SOFR30A + 361 bps), 7/25/29 (144A)	$ 1,353,780
123,286(a)	Oaktown Re III, Ltd., Series 2019-1A, Class M1B, 7.388% (SOFR30A + 206 bps), 7/25/29 (144A)	123,372
168,803(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 10.688% (SOFR30A + 536 bps), 10/25/30 (144A)	171,154
450,000(d)	Oceanview Mortgage Loan Trust, Series 2020-1, Class A3, 3.285%, 5/28/50 (144A)	366,766
480,000	Ocwen Loan Investment Trust, Series 2024-HB1, Class M2, 3.00%, 2/25/37 (144A)	412,209
2,000,000	Ocwen Loan Investment Trust, Series 2024-HB1, Class M3, 3.00%, 2/25/37 (144A)	1,639,175
630,000(a)	Radnor Re, Ltd., Series 2021-1, Class M2, 8.474% (SOFR30A + 315 bps), 12/27/33 (144A)	639,183
1,900,000(a)	Radnor Re, Ltd., Series 2021-2, Class M1B, 9.024% (SOFR30A + 370 bps), 11/25/31 (144A)	1,943,186
810,000(a)	Radnor Re, Ltd., Series 2023-1, Class M1A, 8.024% (SOFR30A + 270 bps), 7/25/33 (144A)	820,454
460,000(a)	Radnor Re, Ltd., Series 2023-1, Class M1B, 9.674% (SOFR30A + 435 bps), 7/25/33 (144A)	477,803
198,260(a)	RESI Finance LP, Series 2003-CB1, Class B3, 6.885% (1 Month Term SOFR + 156 bps), 6/10/35 (144A)	168,235
634,641(d)	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63 (144A)	544,160
3,276,355(d)	Saluda Grade Alternative Mortgage Trust, Series 2024-CES1, Class A1, 6.306%, 3/25/54 (144A)	3,275,457
1,015,000(e)	Saluda Grade Alternative Mortgage Trust, Series 2024-RTL4, Class A1, 7.50%, 2/25/30 (144A)	1,009,976
930,000(e)	Saluda Grade Alternative Mortgage Trust, Series 2024-RTL5, Class A1, 7.762%, 4/25/30 (144A)	934,691
3,546,486(d)	Towd Point Mortgage Trust, Series 2024-CES2, Class A1A, 6.125%, 2/25/64 (144A)	3,579,181
1,115,799(a)	Triangle Re, Ltd., Series 2021-3, Class M1B, 8.224% (SOFR30A + 290 bps), 2/25/34 (144A)	1,127,250
1,360,000(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 8.724% (SOFR30A + 340 bps), 11/25/33 (144A)	1,387,664
2,000,000(d)	Visio Trust, Series 2019-2, Class M1, 3.26%, 11/25/54 (144A)	1,756,977
Pioneer Short Term Income Fund  | 5/31/2424

Schedule of Investments  |  5/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
137,034(d)	Vista Point Securitization Trust, Series 2020-2, Class A3, 2.496%, 4/25/65 (144A)	$ 126,238
1,290,708(e)	Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.676%, 5/25/54 (144A)	1,298,907
	Total Collateralized Mortgage Obligations (Cost $74,979,898)	$74,537,617

	Commercial Mortgage-Backed Securities—6.3% of Net Assets
335,804(a)	ACRES Commercial Realty, Ltd., Series 2021-FL1, Class A, 6.635% (1 Month Term SOFR + 131 bps), 6/15/36 (144A)	$ 333,917
1,396,815(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class A, 6.501% (1 Month Term SOFR + 118 bps), 8/15/34 (144A)	1,387,451
1,060,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class A, 6.781% (1 Month Term SOFR + 146 bps), 11/15/36 (144A)	1,055,617
1,580,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class B, 7.431% (1 Month Term SOFR + 211 bps), 11/15/36 (144A)	1,540,758
1,530,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class A, 6.774% (SOFR30A + 145 bps), 1/15/37 (144A)	1,521,833
2,480,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL2, Class A, 7.167% (1 Month Term SOFR + 185 bps), 5/15/37 (144A)	2,479,973
577,016(a)	AREIT Trust, Series 2021-CRE5, Class A, 6.515% (1 Month Term SOFR + 119 bps), 11/17/38 (144A)	573,196
2,400,000(a)	AREIT, Ltd., Series 2024-CRE9, Class A, 7.007% (1 Month Term SOFR + 169 bps), 5/17/41 (144A)	2,401,536
1,970,000(a)(f)	BAMLL Commercial Mortgage Securities Trust, Series 2024-NASH, Class A, 7.35% (1 Month Term SOFR + 200 bps), 5/15/39 (144A)	1,970,000
13,960,000(d)(f)(g)	BAMLL Commercial Mortgage Securities Trust, Series 2024-NASH, Class XCP, 1.386%, 5/15/39 (144A)	171,877
423,372(e)(g)+	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.000%, 7/25/37 (144A)	—
117,897(a)	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class A, 7.285% (1 Month Term SOFR + 197 bps), 11/15/31 (144A)	113,811
1,143	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class AMFX, 4.877%, 4/15/37	1,130
25Pioneer Short Term Income Fund  | 5/31/24

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
1,800,000(d)	Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class D, 3.963%, 12/10/36 (144A)	$ 1,758,328
495,017(a)	FREMF Mortgage Trust, Series 2018-KF45, Class B, 7.392% (SOFR30A + 206 bps), 3/25/25 (144A)	483,801
2,649,848(a)	FS Rialto, Series 2021-FL3, Class A, 6.684% (1 Month Term SOFR + 136 bps), 11/16/36 (144A)	2,635,304
670,000(a)	FS Rialto Issuer LLC, Series 2022-FL4, Class A, 7.223% (SOFR30A + 190 bps), 1/19/39 (144A)	669,772
2,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class A, 6.684% (1 Month Term SOFR + 136 bps), 12/15/36 (144A)	1,979,027
150,000(a)	GS Mortgage Securities Corp. Trust, Series 2021-IP, Class E, 8.981% (1 Month Term SOFR + 366 bps), 10/15/36 (144A)	146,667
860,000(a)	HILT Commercial Mortgage Trust, Series 2024-ORL, Class A, 6.841% (1 Month Term SOFR + 154 bps), 5/15/37 (144A)	861,072
1,110,000(a)	HILT Commercial Mortgage Trust, Series 2024-ORL, Class B, 7.241% (1 Month Term SOFR + 194 bps), 5/15/37 (144A)	1,109,653
1,188,750(a)	HPLY Trust, Series 2019-HIT, Class B, 6.786% (1 Month Term SOFR + 146 bps), 11/15/36 (144A)	1,173,891
750,000(a)	HPLY Trust, Series 2019-HIT, Class C, 7.036% (1 Month Term SOFR + 171 bps), 11/15/36 (144A)	739,687
950,000(d)	HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.555%, 5/10/39 (144A)	949,563
1,275,000(d)	HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.088%, 5/10/39 (144A)	1,276,026
510,000(d)	HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.198%, 5/10/39 (144A)	512,309
1,340,000(a)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2021-HTL5, Class B, 6.946% (1 Month Term SOFR + 163 bps), 11/15/38 (144A)	1,330,787
500,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class E, 7.524% (1 Month Term SOFR + 221 bps), 7/15/36 (144A)	482,992
1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2023-CCDC, Class A, 7.235%, 10/5/40 (144A)	1,045,947
1,574,922(a)	LoanCore Issuer, Ltd., Series 2022-CRE7, Class A, 6.874% (SOFR30A + 155 bps), 1/17/37 (144A)	1,568,492
966,270(a)	MCR Mortgage Trust, Series 2024-HTL, Class A, 7.075% (1 Month Term SOFR + 176 bps), 2/15/37 (144A)	966,572
Pioneer Short Term Income Fund  | 5/31/2426

Schedule of Investments  |  5/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
514,075(a)	MCR Mortgage Trust, Series 2024-HTL, Class B, 7.724% (1 Month Term SOFR + 241 bps), 2/15/37 (144A)	$ 514,396
1,753,281(a)	MF1, Ltd., Series 2022-FL8, Class A, 6.67% (1 Month Term SOFR + 135 bps), 2/19/37 (144A)	1,740,657
580,000(a)	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class B, 7.196% (1 Month Term SOFR + 188 bps), 7/15/36 (144A)	505,783
1,125,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class B, 7.239% (1 Month Term SOFR + 191 bps), 11/25/36 (144A)	1,112,010
875,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 8.389% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	853,560
975,472(a)	Ready Capital Mortgage Financing LLC, Series 2022-FL8, Class A, 6.974% (SOFR30A + 165 bps), 1/25/37 (144A)	973,031
590,000(a)	Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class B, 8.857% (1 Month Term SOFR + 353 bps), 10/25/39 (144A)	590,733
504,337(d)	Silver Hill Trust, Series 2019-1, Class A1, 3.102%, 11/25/49 (144A)	482,581
1,340,000(d)	THPT Mortgage Trust, Series 2023-THL, Class A, 6.994%, 12/10/34 (144A)	1,356,661
724,531(a)	TRTX Issuer, Ltd., Series 2019-FL3, Class C, 7.535% (1 Month Term SOFR + 221 bps), 10/15/34 (144A)	695,990
1,471,073(a)	TRTX Issuer, Ltd., Series 2022-FL5, Class A, 6.971% (1 Month Term SOFR + 165 bps), 2/15/39 (144A)	1,455,503
550,620(d)	Velocity Commercial Capital Loan Trust, Series 2020-1, Class AFX, 2.61%, 2/25/50 (144A)	495,980
524,201(d)	Velocity Commercial Capital Loan Trust, Series 2023-1, Class A, 6.47%, 1/25/53 (144A)	523,366
967,470(d)	Velocity Commercial Capital Loan Trust, Series 2024-1, Class A, 6.55%, 1/25/54 (144A)	966,783
1,188,299(d)	Velocity Commercial Capital Loan Trust, Series 2024-2, Class A, 6.58%, 4/25/54 (144A)	1,188,575
1,400,000(a)	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class C, 6.688% (1 Month Term SOFR + 137 bps), 12/15/34 (144A)	1,228,056
1,103,104(a)(c)	XCALI Mortgage Trust, Series 2019-1, Class A, 9.178% (1 Month Term SOFR + 386 bps), 11/6/23 (144A)	1,079,958
27Pioneer Short Term Income Fund  | 5/31/24

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
382,130(a)	XCALI Mortgage Trust, Series 2020-1, Class A, 7.828% (1 Month Term SOFR + 251 bps), 2/6/24 (144A)	$ 380,654
187,357(a)	XCALI Mortgage Trust, Series 2020-5, Class A, 8.683% (1 Month Term SOFR + 337 bps), 10/15/23 (144A)	187,312
	Total Commercial Mortgage-Backed Securities (Cost $50,289,645)	$49,572,578

	Corporate Bonds — 41.2% of Net Assets
	Aerospace & Defense — 0.3%
1,000,000	Boeing Co., 6.259%, 5/1/27 (144A)	$ 1,006,636
1,290,000	GE Capital International Funding Co., Unlimited Co., 3.373%, 11/15/25	1,254,076
	Total Aerospace & Defense	$2,260,712

	Agriculture — 0.4%
3,100,000	BAT Capital Corp., 4.70%, 4/2/27	$ 3,046,153
	Total Agriculture	$3,046,153

	Airlines — 0.2%
478,340	Continental Airlines, Pass-Through Trust, 4.00%, 10/29/24	$ 474,895
1,235,808	United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 1/15/26	1,214,115
	Total Airlines	$1,689,010

	Auto Manufacturers — 1.9%
950,000	Daimler Truck Finance North America LLC, 5.00%, 1/15/27 (144A)	$ 942,610
1,600,000	Daimler Truck Finance North America LLC, 5.15%, 1/16/26 (144A)	1,591,004
3,150,000	General Motors Financial Co., Inc., 5.40%, 5/8/27	3,144,710
1,000,000	Hyundai Capital America, 5.25%, 1/8/27 (144A)	993,718
1,000,000	Hyundai Capital America, 5.30%, 3/19/27 (144A)	995,785
1,460,000	Hyundai Capital America, 5.50%, 3/30/26 (144A)	1,456,781
550,000	Hyundai Capital Services, Inc., 5.125%, 2/5/27 (144A)	544,439
2,600,000(a)	Toyota Motor Credit Corp., 6.003% (SOFR + 65 bps), 3/19/27	2,608,901
Pioneer Short Term Income Fund  | 5/31/2428

Schedule of Investments  |  5/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Auto Manufacturers — (continued)
1,000,000	Volkswagen Group of America Finance LLC, 5.40%, 3/20/26 (144A)	$ 996,429
1,900,000	Volkswagen Group of America Finance LLC, 5.80%, 9/12/25 (144A)	1,902,938
	Total Auto Manufacturers	$15,177,315

	Banks — 18.2%
2,000,000	ABN AMRO Bank NV, 4.80%, 4/18/26 (144A)	$ 1,958,923
1,300,000(d)	ABN AMRO Bank NV, 6.339% (1 Year CMT Index + 165 bps), 9/18/27 (144A)	1,315,664
2,050,000	Bank of America Corp., 4.25%, 10/22/26	1,998,026
1,639,000(d)	Bank of America Corp., 5.08% (SOFR + 129 bps), 1/20/27	1,627,227
900,000(d)	Bank of America Corp., 5.933% (SOFR + 134 bps), 9/15/27	908,698
750,000(d)	Bank of New York Mellon, 5.148% (SOFR + 107 bps), 5/22/26	747,528
1,500,000(d)	Bank of New York Mellon Corp., 4.414% (SOFR + 135 bps), 7/24/26	1,482,297
1,800,000(d)	Bank of New York Mellon Corp., 4.947% (SOFR + 103 bps), 4/26/27	1,785,724
3,200,000(f)	Bank of Nova Scotia, 5.40%, 6/4/27	3,206,229
1,000,000	Banque Federative du Credit Mutuel S.A., 5.088%, 1/23/27 (144A)	995,077
2,000,000	Banque Federative du Credit Mutuel S.A., 5.896%, 7/13/26 (144A)	2,018,333
2,540,000(d)	Barclays Plc, 5.829% (SOFR + 221 bps), 5/9/27	2,540,700
1,600,000(d)	Barclays Plc, 6.496% (SOFR + 188 bps), 9/13/27	1,626,597
2,100,000	BNP Paribas S.A., 4.625%, 3/13/27 (144A)	2,047,002
1,200,000	BPCE S.A., 5.203%, 1/18/27 (144A)	1,196,336
1,600,000(d)	BPCE S.A., 5.975% (SOFR + 210 bps), 1/18/27 (144A)	1,604,481
3,000,000(d)	CaixaBank S.A., 6.684% (SOFR + 208 bps), 9/13/27 (144A)	3,054,418
2,030,000	Citibank NA, 5.864%, 9/29/25	2,043,580
2,200,000(d)	Citigroup, Inc., 3.887% (3 Month Term SOFR + 182 bps), 1/10/28	2,119,404
2,070,000(d)	Citigroup, Inc., 5.61% (SOFR + 155 bps), 9/29/26	2,069,196
3,250,000(a)	Cooperatieve Rabobank UA, 6.062% (SOFR + 71 bps), 3/5/27	3,259,215
2,000,000(d)	DNB Bank ASA, 5.896% (SOFR + 195 bps), 10/9/26 (144A)	2,006,385
2,300,000	Federation des Caisses Desjardins du Quebec, 4.55%, 8/23/27 (144A)	2,247,914
29Pioneer Short Term Income Fund  | 5/31/24

Principal Amount USD ($)		Value
	Banks — (continued)
1,924,000(d)	Federation des Caisses Desjardins du Quebec, 5.278% (SOFR + 109 bps), 1/23/26 (144A)	$ 1,916,614
1,580,000(d)	Fifth Third Bank NA, 5.852% (SOFR + 123 bps), 10/27/25	1,578,315
1,650,000(d)	Goldman Sachs Bank USA, 5.283% (SOFR + 78 bps), 3/18/27	1,643,271
1,260,000(a)	Goldman Sachs Bank USA, 6.114% (SOFR + 75 bps), 5/21/27	1,260,428
2,800,000(d)	Goldman Sachs Group, Inc., 5.798% (SOFR + 108 bps), 8/10/26	2,801,897
1,450,000	HSBC Holdings Plc, 4.375%, 11/23/26	1,411,405
1,500,000(d)	HSBC Holdings Plc, 5.21% (SOFR + 261 bps), 8/11/28	1,486,083
1,860,000(a)	HSBC USA, Inc., 6.31% (SOFR + 96 bps), 3/4/27	1,874,731
2,500,000(d)	ING Groep NV, 6.083% (SOFR + 156 bps), 9/11/27	2,525,174
1,300,000(d)	JPMorgan Chase & Co., 3.96% (3 Month Term SOFR + 151 bps), 1/29/27	1,267,575
500,000(d)	JPMorgan Chase & Co., 5.04% (SOFR + 119 bps), 1/23/28	495,748
2,000,000(d)	JPMorgan Chase & Co., 5.546% (SOFR + 107 bps), 12/15/25	1,997,613
1,520,000(a)	JPMorgan Chase & Co., 6.277% (SOFR + 92 bps), 4/22/28	1,528,056
1,130,000	JPMorgan Chase Bank NA, 5.11%, 12/8/26	1,127,726
1,000,000	KeyBank NA/Cleveland OH, 4.15%, 8/8/25	978,406
1,500,000	KeyBank NA/Cleveland OH, 4.70%, 1/26/26	1,466,870
1,000,000(d)	KeyBank NA/Cleveland OH, 5.673% (SOFR + 32 bps), 6/14/24	999,999
1,380,000(d)	Lloyds Banking Group Plc, 5.462% (1 Year CMT Index + 138 bps), 1/5/28	1,376,323
2,030,000(d)	Lloyds Banking Group Plc, 5.985% (1 Year CMT Index + 148 bps), 8/7/27	2,039,972
1,340,000	Macquarie Bank, Ltd., 5.391%, 12/7/26 (144A)	1,341,778
1,655,000(d)	Mitsubishi UFJ Financial Group, Inc., 5.063% (1 Year CMT Index + 155 bps), 9/12/25	1,650,841
1,000,000(d)	Mitsubishi UFJ Financial Group, Inc., 5.541% (1 Year CMT Index + 150 bps), 4/17/26	998,386
1,100,000	Mizuho Financial Group, Inc., 3.477%, 4/12/26 (144A)	1,061,042
955,000	Mizuho Financial Group, Inc., 4.353%, 10/20/25 (144A)	935,765
3,500,000(a)	Morgan Stanley, 6.374% (SOFR + 102 bps), 4/13/28	3,519,387
1,400,000(d)	Morgan Stanley Bank NA, 4.952% (SOFR + 108 bps), 1/14/28	1,386,405
2,780,000(d)	Morgan Stanley Bank NA, 5.504% (SOFR + 87 bps), 5/26/28	2,792,397
Pioneer Short Term Income Fund  | 5/31/2430

Schedule of Investments  |  5/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
1,000,000(a)	Morgan Stanley Bank NA, 6.228% (SOFR + 87 bps), 5/26/28	$ 1,001,360
2,140,000(d)	NatWest Group Plc, 5.847% (1 Year CMT Index + 135 bps), 3/2/27	2,145,769
1,000,000(a)	NatWest Group Plc, 6.616% (SOFR + 125 bps), 3/1/28	1,007,365
2,300,000	NatWest Markets Plc, 5.416%, 5/17/27 (144A)	2,297,576
2,600,000	Nordea Bank Abp, 5.00%, 3/19/27 (144A)	2,587,505
1,610,000(d)	PNC Financial Services Group, Inc., 4.758% (SOFR + 109 bps), 1/26/27	1,589,786
400,000(d)	PNC Financial Services Group, Inc., 5.30% (SOFR + 134 bps), 1/21/28	398,851
1,580,000(d)	PNC Financial Services Group, Inc., 5.671% (SOFR + 109 bps), 10/28/25	1,579,698
1,610,000(d)	Santander Holdings USA, Inc., 2.49% (SOFR + 125 bps), 1/6/28	1,476,092
1,420,000(d)	Santander Holdings USA, Inc., 4.26% (SOFR + 138 bps), 6/9/25	1,419,576
1,560,000(d)	Santander Holdings USA, Inc., 6.124% (SOFR + 123 bps), 5/31/27	1,565,575
1,600,000(d)	Santander UK Group Holdings Plc, 6.833% (SOFR + 275 bps), 11/21/26	1,623,167
2,490,000(a)	Skandinaviska Enskilda Banken AB, 6.242% (SOFR + 89 bps), 3/5/27 (144A)	2,507,831
2,100,000(d)	Standard Chartered Plc, 3.971% (1 Year CMT Index + 165 bps), 3/30/26 (144A)	2,066,584
1,225,000(d)	Standard Chartered Plc, 5.688% (1 Year CMT Index + 105 bps), 5/14/28 (144A)	1,225,715
1,480,000(d)	State Street Corp., 5.104% (SOFR + 113 bps), 5/18/26	1,472,616
1,560,000(d)	State Street Corp., 5.751% (SOFR + 135 bps), 11/4/26	1,565,565
2,200,000	Sumitomo Mitsui Financial Group, Inc., 5.464%, 1/13/26	2,199,967
1,600,000	Sumitomo Mitsui Trust Bank, Ltd., 5.20%, 3/7/27 (144A)	1,594,551
2,700,000(a)	Svenska Handelsbanken AB, 6.026% (SOFR + 66 bps), 5/28/27 (144A)	2,700,945
1,800,000	Swedbank AB, 6.136%, 9/12/26 (144A)	1,818,390
2,100,000	Toronto-Dominion Bank, 5.532%, 7/17/26	2,105,725
1,350,000(a)	Toronto-Dominion Bank, 6.085% (SOFR + 73 bps), 4/5/27	1,352,484
600,000(d)	Truist Financial Corp., 4.26% (SOFR + 146 bps), 7/28/26	590,062
1,590,000(d)	Truist Financial Corp., 5.90% (SOFR + 163 bps), 10/28/26	1,593,858
31Pioneer Short Term Income Fund  | 5/31/24

Principal Amount USD ($)		Value
	Banks — (continued)
1,100,000(d)	Truist Financial Corp., 6.047% (SOFR + 205 bps), 6/8/27	$ 1,108,137
1,320,000(d)	UBS Group AG, 4.488% (1 Year CMT Index + 155 bps), 5/12/26 (144A)	1,302,863
2,000,000(d)	UBS Group AG, 5.711% (1 Year CMT Index + 155 bps), 1/12/27 (144A)	1,998,967
1,170,000(d)	UniCredit S.p.A., 2.569% (1 Year CMT Index + 230 bps), 9/22/26 (144A)	1,121,554
3,300,000(d)	US Bancorp, 6.787% (SOFR + 188 bps), 10/26/27	3,396,537
1,440,000(d)	Wells Fargo & Co., 4.54% (SOFR + 156 bps), 8/15/26	1,422,830
1,390,000(a)	Wells Fargo & Co., 6.427% (SOFR + 107 bps), 4/22/28	1,397,139
900,000	Wells Fargo Bank NA, 5.254%, 12/11/26	900,444
1,600,000	Wells Fargo Bank NA, 5.45%, 8/7/26	1,605,668
	Total Banks	$143,061,913

	Building Materials — 0.6%
735,000	Carrier Global Corp., 5.80%, 11/30/25	$ 738,317
1,800,000	Owens Corning, 3.40%, 8/15/26	1,721,239
2,370,000	Owens Corning, 5.50%, 6/15/27	2,382,416
	Total Building Materials	$4,841,972

	Chemicals — 0.4%
1,666,000	LYB Finance Co. BV, 8.10%, 3/15/27 (144A)	$ 1,759,888
1,700,000	Westlake Corp., 3.60%, 8/15/26	1,632,447
	Total Chemicals	$3,392,335

	Commercial Services — 0.4%
3,215,000	Element Fleet Management Corp., 5.643%, 3/13/27 (144A)	$ 3,216,736
	Total Commercial Services	$3,216,736

	Diversified Financial Services — 4.3%
1,000,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 10/1/25	$ 984,950
1,000,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.10%, 1/15/27	1,014,442
1,600,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25	1,612,203
1,800,000	Air Lease Corp., 3.375%, 7/1/25	1,755,956
1,600,000	Air Lease Corp., 3.75%, 6/1/26	1,542,688
2,700,000	Ally Financial, Inc., 4.75%, 6/9/27	2,621,430
1,000,000	Ally Financial, Inc., 5.80%, 5/1/25	999,324
1,075,000(d)	American Express Co., 5.389% (SOFR + 97 bps), 7/28/27	1,073,835
Pioneer Short Term Income Fund  | 5/31/2432

Schedule of Investments  |  5/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
3,200,000(d)	American Express Co., 6.338% (SOFR + 133 bps), 10/30/26	$ 3,234,209
1,600,000	Avolon Holdings Funding, Ltd., 4.25%, 4/15/26 (144A)	1,550,023
1,800,000	Avolon Holdings Funding, Ltd., 4.375%, 5/1/26 (144A)	1,748,200
3,000,000(d)	Capital One Financial Corp., 4.985% (SOFR + 216 bps), 7/24/26	2,972,224
1,100,000(d)	Capital One Financial Corp., 7.149% (SOFR + 244 bps), 10/29/27	1,136,684
1,220,000	Charles Schwab Corp., 5.875%, 8/24/26	1,233,725
2,100,000	Jefferies Financial Group, Inc., 4.85%, 1/15/27	2,067,447
1,490,000	Jefferies Financial Group, Inc., 6.45%, 6/8/27	1,521,580
1,590,000	LPL Holdings, Inc., 5.70%, 5/20/27	1,594,269
2,700,000	Lseg US Fin Corp., 4.875%, 3/28/27 (144A)	2,671,970
1,200,000	Nomura Holdings, Inc., 5.099%, 7/3/25	1,190,740
1,015,000	Nomura Holdings, Inc., 5.709%, 1/9/26	1,014,876
	Total Diversified Financial Services	$33,540,775

	Electric — 1.8%
500,000(e)	Algonquin Power & Utilities Corp., 5.365%, 6/15/26	$ 496,563
1,750,000	Ameren Corp., 5.70%, 12/1/26	1,759,981
500,000	Enel Finance International NV, 4.25%, 6/15/25 (144A)	493,588
1,129,000	Enel Finance International NV, 6.80%, 10/14/25 (144A)	1,147,237
3,100,000	Eversource Energy, 4.75%, 5/15/26	3,054,574
970,000	NextEra Energy Capital Holdings, Inc., 5.749%, 9/1/25	971,665
515,000	NextEra Energy Capital Holdings, Inc., 6.051%, 3/1/25	516,070
930,000	NRG Energy, Inc., 3.75%, 6/15/24 (144A)	929,338
3,200,000	Vistra Operations Co. LLC, 3.70%, 1/30/27 (144A)	3,034,666
2,080,000	WEC Energy Group, Inc., 5.60%, 9/12/26	2,088,628
	Total Electric	$14,492,310

	Gas — 0.3%
2,051,000	Brooklyn Union Gas Co., 3.407%, 3/10/26 (144A)	$ 1,964,584
	Total Gas	$1,964,584

	Hand & Machine Tools — 0.2%
1,620,000	Regal Rexnord Corp., 6.05%, 2/15/26	$ 1,624,420
	Total Hand & Machine Tools	$1,624,420

	Healthcare-Products — 0.4%
1,079,000	GE HealthCare Technologies, Inc., 5.60%, 11/15/25	$ 1,079,744
2,000,000	Smith & Nephew Plc, 5.15%, 3/20/27	1,991,012
	Total Healthcare-Products	$3,070,756

33Pioneer Short Term Income Fund  | 5/31/24

Principal Amount USD ($)		Value
	Insurance — 3.2%
1,300,000	Athene Global Funding, 5.516%, 3/25/27 (144A)	$ 1,297,186
2,670,000	Athene Global Funding, 5.684%, 2/23/26 (144A)	2,668,014
2,045,000	CNO Financial Group, Inc., 5.25%, 5/30/25	2,032,395
3,100,000(f)	CNO Global Funding, 5.875%, 6/4/27 (144A)	3,107,592
2,750,000(a)	MassMutual Global Funding II, 6.095% (SOFR + 74 bps), 4/9/27 (144A)	2,753,823
1,900,000	Met Tower Global Funding, 4.85%, 1/16/27 (144A)	1,887,282
1,100,000	Metropolitan Life Global Funding I, 3.45%, 12/18/26 (144A)	1,054,846
2,050,000	New York Life Global Funding, 5.45%, 9/18/26 (144A)	2,057,259
3,300,000	Northwestern Mutual Global Funding, 5.07%, 3/25/27 (144A)	3,299,988
1,000,000	Pricoa Global Funding I, 5.55%, 8/28/26 (144A)	1,005,462
2,400,000	Principal Life Global Funding II, 5.00%, 1/16/27 (144A)	2,387,413
1,470,000	Protective Life Global Funding, 5.209%, 4/14/26 (144A)	1,466,091
	Total Insurance	$25,017,351

	Internet — 0.3%
1,000,000	Expedia Group, Inc., 4.625%, 8/1/27	$ 979,210
1,600,000	Expedia Group, Inc., 6.25%, 5/1/25 (144A)	1,602,618
	Total Internet	$2,581,828

	Machinery-Diversified — 0.6%
2,600,000	AGCO Corp., 5.45%, 3/21/27	$ 2,597,272
2,161,000	CNH Industrial Capital LLC, 5.45%, 10/14/25	2,160,958
	Total Machinery-Diversified	$4,758,230

	Mining — 0.8%
1,800,000	Anglo American Capital Plc, 4.75%, 4/10/27 (144A)	$ 1,765,769
2,400,000	Glencore Funding LLC, 5.338%, 4/4/27 (144A)	2,392,991
2,500,000	Newmont Corp./Newcrest Finance Pty, Ltd., 5.30%, 3/15/26 (144A)	2,491,430
	Total Mining	$6,650,190

	Office & Business Equipment — 0.2%
1,750,000	CDW LLC/CDW Finance Corp., 2.67%, 12/1/26	$ 1,627,032
	Total Office & Business Equipment	$1,627,032

	Oil & Gas — 0.4%
2,800,000	Diamondback Energy, Inc., 5.20%, 4/18/27	$ 2,793,994
	Total Oil & Gas	$2,793,994

Pioneer Short Term Income Fund  | 5/31/2434

Schedule of Investments  |  5/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Oil & Gas Services — 0.3%
2,740,000	Schlumberger Holdings Corp., 5.00%, 5/29/27 (144A)	$ 2,721,722
	Total Oil & Gas Services	$2,721,722

	Pharmaceuticals — 0.5%
1,084,000	Becton Dickinson & Co., 3.70%, 6/6/27	$ 1,037,896
2,851,000	CVS Health Corp., 3.625%, 4/1/27	2,725,726
	Total Pharmaceuticals	$3,763,622

	Pipelines — 2.4%
2,400,000	Enbridge, Inc., 5.25%, 4/5/27	$ 2,394,845
2,000,000	Energy Transfer LP, 4.75%, 1/15/26	1,974,280
2,100,000	Energy Transfer LP, 6.05%, 12/1/26	2,126,723
1,800,000	MPLX LP, 4.125%, 3/1/27	1,744,040
2,596,000	ONEOK, Inc., 5.85%, 1/15/26	2,606,697
1,553,000	Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	1,549,913
2,700,000	Tennessee Gas Pipeline Co. LLC, 7.00%, 3/15/27	2,817,290
2,000,000	Transcontinental Gas Pipe Line Co. LLC, 7.85%, 2/1/26	2,060,144
1,600,000	Williams Cos., Inc., 3.75%, 6/15/27	1,529,578
	Total Pipelines	$18,803,510

	REITs — 0.4%
1,700,000	Healthcare Realty Holdings LP, 3.50%, 8/1/26	$ 1,617,884
1,480,000	Weyerhaeuser Co., 4.75%, 5/15/26	1,460,956
	Total REITs	$3,078,840

	Retail — 0.6%
3,200,000	Alimentation Couche-Tard, Inc., 3.55%, 7/26/27 (144A)	$ 3,035,648
1,800,000	O'Reilly Automotive, Inc., 5.75%, 11/20/26	1,817,491
	Total Retail	$4,853,139

	Semiconductors — 0.8%
1,800,000	Broadcom Corp./Broadcom Cayman Finance, Ltd., 3.875%, 1/15/27	$ 1,738,008
1,596,000	Microchip Technology, Inc., 4.25%, 9/1/25	1,570,738
3,000,000	SK Hynix, Inc., 6.25%, 1/17/26 (144A)	3,023,655
	Total Semiconductors	$6,332,401

	Software — 0.4%
1,677,000	Broadridge Financial Solutions, Inc., 3.40%, 6/27/26	$ 1,613,344
1,400,000	Fiserv, Inc., 5.15%, 3/15/27	1,397,405
	Total Software	$3,010,749

35Pioneer Short Term Income Fund  | 5/31/24

Principal Amount USD ($)		Value
	Telecommunications — 0.5%
1,186,000	Sprint LLC, 7.625%, 3/1/26	$ 1,217,391
3,000,000	T-Mobile USA, Inc., 3.75%, 4/15/27	2,877,047
	Total Telecommunications	$4,094,438

	Trucking & Leasing — 0.4%
2,000,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.00%, 7/15/25 (144A)	$ 1,962,953
390,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.35%, 1/12/27 (144A)	389,150
825,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.75%, 5/24/26 (144A)	827,748
	Total Trucking & Leasing	$3,179,851

	Total Corporate Bonds (Cost $326,052,908)	$324,645,888

	Insurance-Linked Securities — 0.6% of Net Assets#
	Event Linked Bonds — 0.5%
	Earthquakes – U.S. & Canada — 0.1%
250,000(a)	Acorn Re, 7.879%, (3 Month U.S. Treasury Bill + 250 bps), 11/7/24 (144A)	$ 247,500
	Flood – U.S. — 0.0%†
250,000(a)	FloodSmart Re, 17.209%, (3 Month U.S. Treasury Bill + 1,183 bps), 2/25/25 (144A)	$ 241,925
	Multiperil – U.S. — 0.2%
25,000(a)	Caelus Re V, 5.48%, (1 Month U.S. Treasury Bill + 10 bps), 6/5/24 (144A)	$ 23,875
250,000(a)	Caelus Re V, 5.879%, (3 Month U.S. Treasury Bill + 50 bps), 6/9/25 (144A)	175,000
250,000(a)	Matterhorn Re, 10.604%, (SOFR + 525 bps), 3/24/25 (144A)	239,200
250,000(a)	Matterhorn Re, 13.104%, (SOFR + 775 bps), 3/24/25 (144A)	236,425
250,000(a)	Residential Re, 10.652%, (3 Month U.S. Treasury Bill + 528 bps), 12/6/25 (144A)	232,550
250,000(a)	Residential Re, 11.39%, (3 Month U.S. Treasury Bill + 601 bps), 12/6/24 (144A)	240,875
250,000(a)	Sanders Re II, 8.429%, (3 Month U.S. Treasury Bill + 305 bps), 4/7/25 (144A)	244,100
250,000(a)	Sanders Re III, 8.99%, (3 Month U.S. Treasury Bill + 361 bps), 4/7/26 (144A)	240,550
		$1,632,575

Pioneer Short Term Income Fund  | 5/31/2436

Schedule of Investments  |  5/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
Multiperil – U.S. & Canada — 0.0%†
250,000(a)	Mystic Re IV, 11.472%, (3 Month U.S. Treasury Bill + 610 bps), 1/8/25 (144A)	$ 243,075
Multiperil – U.S. Regional — 0.1%
250,000(a)	Long Point Re IV, 9.624%, (3 Month U.S. Treasury Bill + 425 bps), 6/1/26 (144A)	$ 248,875
153,601(a)	Matterhorn Re, 1.50%, (3 Month U.S. Treasury Bill + 150 bps), 1/8/27 (144A)	127,504
$376,379

Windstorm – Florida — 0.0%†
250,000(a)	Integrity Re, 12.449%, (3 Month U.S. Treasury Bill + 707 bps), 6/6/25 (144A)	$ 137,500
Windstorm – North Carolina — 0.0%†
250,000(a)	Cape Lookout Re, 14.967%, (3 Month U.S. Treasury Bill + 959 bps), 3/28/25 (144A)	$ 243,300
Windstorm – Texas — 0.1%
500,000(a)	Alamo Re, 12.56%, (3 Month U.S. Treasury Bill + 718 bps), 6/7/28 (144A)	$ 499,250
Windstorm – U.S. — 0.0%†
250,000(a)	Bonanza Re, 10.29%, (3 Month U.S. Treasury Bill + 491 bps), 12/23/24 (144A)	$ 239,075
Windstorm – U.S. Regional — 0.0%†
250,000(a)	Citrus Re, 10.619%, (3 Month U.S. Treasury Bill + 524 bps), 6/7/25 (144A)	$ 247,100
	Total Event Linked Bonds	$4,107,679

Face Amount USD ($)
Collateralized Reinsurance — 0.0%†
Earthquakes – California — 0.0%†
250,000(h)(i)+	Adare Re 2022-2, 9/30/28	$ 251,719
Multiperil – Worldwide — 0.0%†
250,000(h)(i)+	Cypress Re 2017, 1/31/25	$ 25
Windstorm – Florida — 0.0%†
250,000(h)(i)+	Portrush Re 2017, 6/16/25	$ 25
	Total Collateralized Reinsurance	$251,769

37Pioneer Short Term Income Fund  | 5/31/24

Face Amount USD ($)		Value

	Reinsurance Sidecars — 0.1%
	Multiperil – U.S. — 0.0%†
250,000(h)(j)+	Harambee Re 2018, 12/31/24	$ —
250,000(h)(j)+	Harambee Re 2019, 12/31/24	475
250,000(h)(j)+	Harambee Re 2020, 12/31/24	5,750
		$6,225

	Multiperil – Worldwide — 0.1%
185,015(h)(j)+	Alturas Re 2022-2, 12/31/27	$ 21,332
264,623(i)+	Gullane Re 2018, 12/31/24	—
250,000(h)(j)+	Lion Rock Re 2020, 1/31/25	—
128,615(h)(j)+	Lorenz Re 2019, 6/30/24	1,299
500,000(h)(i)+	Merion Re 2021-2, 12/31/24	80,250
363,953(h)(i)+	Merion Re 2022-2, 12/31/27	345,068
250,000(h)(i)+	RosaPenna Re 2022, 6/30/28	240,402
10,000(h)(i)+	Sector Re V, 12/1/24 (144A)	19,329
257,836(h)(i)+	Sussex Re 2020-1, 12/31/24	335
500,000(h)(j)+	Thopas Re 2020, 12/31/24	100
250,000(h)(j)+	Thopas Re 2021, 12/31/24	2,600
250,000(j)+	Thopas Re 2022, 12/31/27	—
500,000(h)(j)+	Viribus Re 2020, 12/31/24	16,600
250,000(h)(j)+	Viribus Re 2022, 12/31/27	9,175
		$736,490

	Total Reinsurance Sidecars	$742,715

	Total Insurance-Linked Securities (Cost $5,665,261)	$5,102,163

Principal Amount USD ($)
	U.S. Government and Agency Obligations — 6.9% of Net Assets
7,580	Federal Home Loan Mortgage Corp., 5.000%, 3/1/44	$ 7,493
1,100,501	Federal Home Loan Mortgage Corp., 6.000%, 8/1/53	1,105,994
161(a)	Federal Home Loan Mortgage Corp., 6.357%, (1 Year CMT Index + 236 bps), 1/1/28	160
1,178(a)	Federal Home Loan Mortgage Corp., 6.375%, (1 Year CMT Index + 225 bps), 11/1/31	1,199
1(a)	Federal Home Loan Mortgage Corp., 6.506%, (RFUCCT6M + 226 bps), 4/1/25	1
11,971(a)	Federal Home Loan Mortgage Corp. REMICs, 5.988%, (SOFR30A + 66 bps), 4/15/27	11,948
Pioneer Short Term Income Fund  | 5/31/2438

Schedule of Investments  |  5/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
77,491(a)	Federal Home Loan Mortgage Corp. REMICs, 5.938%, (SOFR30A + 61 bps), 7/15/31	$ 77,187
16,336(a)	Federal Home Loan Mortgage Corp. REMICs, 5.938%, (SOFR30A + 61 bps), 4/15/28	16,281
33,367(a)	Federal Home Loan Mortgage Corp. REMICs, 6.438%, (SOFR30A + 111 bps), 2/15/32	33,635
50,530(a)	Federal Home Loan Mortgage Corp. REMICs, 6.008%, (SOFR30A + 68 bps), 3/15/32	50,204
10,284(a)	Federal Home Loan Mortgage Corp. REMICs, 5.758%, (SOFR30A + 43 bps), 11/15/36	10,111
60,922(a)	Federal Home Loan Mortgage Corp. REMICs, 5.813%, (SOFR30A + 49 bps), 11/15/37	60,048
39,128(a)	Federal Home Loan Mortgage Corp. REMICs, 5.938%, (SOFR30A + 61 bps), 2/15/41	38,647
53,687(a)	Federal Home Loan Mortgage Corp. REMICs, 5.858%, (SOFR30A + 53 bps), 4/15/41	52,859
21,503(a)	Federal Home Loan Mortgage Corp. REMICs, 5.988%, (SOFR30A + 66 bps), 2/15/42	21,262
33,848	Federal Home Loan Mortgage Corp. REMICs, 3.000%, 12/15/25	33,560
75,401	Federal National Mortgage Association, 3.000%, 3/1/47	65,914
5,858(a)	Federal National Mortgage Association, 5.148%, (ECOFC + 193 bps), 12/1/36	5,790
6,726	Federal National Mortgage Association, 5.500%, 12/1/35	6,724
40,181	Federal National Mortgage Association, 5.500%, 8/1/37	40,324
5,441(a)	Federal National Mortgage Association, 5.835%, (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 176 bps), 7/1/36	5,485
4,751	Federal National Mortgage Association, 6.000%, 4/1/38	4,850
897,573	Federal National Mortgage Association, 6.000%, 5/1/53	901,834
36,183	Federal National Mortgage Association, 6.500%, 4/1/29	36,266
941	Federal National Mortgage Association, 6.500%, 7/1/32	956
19,800,000	Federal National Mortgage Association, 6.500%, 6/1/54 (TBA)	20,124,159
1,117(a)	Federal National Mortgage Association, 6.838%, (1 Year CMT Index + 246 bps), 4/1/28	1,113
39Pioneer Short Term Income Fund  | 5/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
8,043	Federal National Mortgage Association, 7.000%, 1/1/36	$ 8,262
10,897	Federal National Mortgage Association REMICs, 6.000%, 6/25/29	10,831
46,765(a)	Federal National Mortgage Association REMICs, 5.838%, (SOFR30A + 51 bps), 12/18/32	46,370
34,375(a)	Federal National Mortgage Association REMICs, 5.738%, (SOFR30A + 41 bps), 11/25/27	34,212
10,014(a)	Federal National Mortgage Association REMICs, 5.838%, (SOFR30A + 51 bps), 3/25/34	9,998
20,660(a)	Federal National Mortgage Association REMICs, 5.788%, (SOFR30A + 46 bps), 9/25/36	20,384
13,699(a)	Federal National Mortgage Association REMICs, 5.798%, (SOFR30A + 47 bps), 3/25/37	13,367
50,003(a)	Federal National Mortgage Association REMICs, 5.688%, (SOFR30A + 36 bps), 6/25/37	48,910
40,893(a)	Federal National Mortgage Association REMICs, 6.008%, (SOFR30A + 68 bps), 9/25/37	40,648
41,422(a)	Federal National Mortgage Association REMICs, 6.018%, (SOFR30A + 69 bps), 9/25/37	41,238
31,879(a)	Federal National Mortgage Association REMICs, 5.788%, (SOFR30A + 46 bps), 3/25/37	31,284
37,045(a)	Federal National Mortgage Association REMICs, 6.338%, (SOFR30A + 101 bps), 7/25/38	37,214
1,735	Federal National Mortgage Association REMICs, 3.000%, 4/25/40	1,702
29,628(a)	Government National Mortgage Association, 5.935%, (1 Month Term SOFR + 61 bps), 2/20/38	29,554
46,691(a)	Government National Mortgage Association, 5.735%, (1 Month Term SOFR + 41 bps), 8/20/40	44,824
13,311	Government National Mortgage Association I, 6.000%, 12/15/31	13,671
28,464	Government National Mortgage Association I, 6.000%, 11/15/36	29,551
4,131	Government National Mortgage Association I, 6.500%, 5/15/31	4,210
4,876	Government National Mortgage Association I, 6.500%, 7/15/35	4,993
7,961	Government National Mortgage Association I, 6.500%, 10/15/37	8,149
7,000,000	U.S. Treasury Bonds, 6.375%, 8/15/27	7,364,492
7,000,000	U.S. Treasury Bonds, 6.875%, 8/15/25	7,168,984
Pioneer Short Term Income Fund  | 5/31/2440

Schedule of Investments  |  5/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
3,400,000	U.S. Treasury Notes, 4.625%, 2/28/25	$ 3,384,461
13,000,000	U.S. Treasury Notes, 4.875%, 4/30/26	12,995,430
	Total U.S. Government and Agency Obligations (Cost $54,489,876)	$54,106,743

	SHORT TERM INVESTMENTS — 5.8% of Net Assets
	Commercial Paper — 5.8% of Net Assets
1,200,000(k)	Alexandria Real Estate Equities, Inc., 5.502%, 6/14/24	$ 1,197,432
3,700,000(k)	Amphenol Corp., 5.332%, 6/3/24	3,698,358
3,700,000(k)	Autozone, Inc., 5.420%, 6/3/24	3,698,329
3,700,000(k)	CenterPoint Energy Resources Corp., 5.382%, 6/3/24	3,698,340
3,700,000(k)	Consolidated Edison Company of New York, Inc., 5.405%, 6/3/24	3,698,328
3,700,000(k)	Duke Energy Corp., 5.352%, 6/3/24	3,698,328
3,700,000(k)	Fiserv, Inc. , 5.382%, 6/3/24	3,698,321
3,700,000(k)	Kinder Morgan, Inc., 5.452%, 6/3/24	3,698,240
3,700,000(k)	Marsh & McLennan Companies, Inc., 5.436%, 6/7/24	3,696,093
3,700,000(k)	Mondelez International, Inc., 5.412%, 6/3/24	3,698,328
3,700,000(k)	The Sherwin-Williams Company, 5.420%, 6/12/24	3,693,298
3,700,000(k)	UDR, Inc., 5.492%, 6/5/24	3,697,211
400,000(k)	Wisconsin Electric Power Company, 5.382%, 6/3/24	399,819
3,700,000(k)	Wisconsin Power and Light Company, 5.352%, 6/3/24	3,698,360
	Total Commercial Paper (Cost $45,975,822)	$45,968,785

	TOTAL SHORT TERM INVESTMENTS (Cost $45,975,822)	$45,968,785

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 102.9% (Cost $815,560,090)	$811,194,804
	OTHER ASSETS AND LIABILITIES — (2.9)%	$(23,202,798)
	net assets — 100.0%	$787,992,006

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
IBOR	Interbank Offered Rate.
41Pioneer Short Term Income Fund  | 5/31/24

LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At May 31, 2024, the value of these securities amounted to $484,692,842, or 61.5% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at May 31, 2024.
(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
(c)	Security is in default.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at May 31, 2024.
(e)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at May 31, 2024.
(f)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(g)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(h)	Non-income producing security.
(i)	Issued as participation notes.
(j)	Issued as preference shares.
(k)	Rate shown represents yield-to-maturity.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at May 31, 2024.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Acorn Re	10/25/2021	$250,000	$247,500
Adare Re 2022-2	10/20/2022	224,140	251,719
Alamo Re	11/20/2023	506,500	499,250
Alturas Re 2022-2	1/18/2022	10,641	21,332
Pioneer Short Term Income Fund  | 5/31/2442

Schedule of Investments  |  5/31/24
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Bonanza Re	12/15/2020	$250,000	$239,075
Caelus Re V	4/27/2017	25,000	23,875
Caelus Re V	5/4/2018	250,000	175,000
Cape Lookout Re	3/16/2022	250,000	243,300
Citrus Re	4/11/2022	250,000	247,100
Cypress Re 2017	1/24/2017	840	25
FloodSmart Re	2/14/2022	250,000	241,925
Gullane Re 2018	3/26/2018	—	—
Harambee Re 2018	12/19/2017	5,311	—
Harambee Re 2019	12/20/2018	—	475
Harambee Re 2020	2/27/2020	—	5,750
Integrity Re	5/9/2022	250,000	137,500
Lion Rock Re 2020	12/30/2019	—	—
Long Point Re IV	5/13/2022	250,000	248,875
Lorenz Re 2019	7/10/2019	21,077	1,299
Matterhorn Re	1/29/2020	153,601	127,504
Matterhorn Re	3/10/2022	250,000	239,200
Matterhorn Re	3/10/2022	250,000	236,425
Merion Re 2021-2	12/28/2020	136,047	80,250
Merion Re 2022-2	3/1/2022	363,953	345,068
Mystic Re IV	6/9/2021	250,000	243,075
Portrush Re 2017	6/12/2017	191,747	25
Residential Re	10/30/2020	250,000	240,875
Residential Re	10/28/2021	250,000	232,550
RosaPenna Re 2022	8/26/2022	225,276	240,402
Sanders Re II	11/23/2021	250,000	244,100
Sanders Re III	3/22/2022	250,000	240,550
Sector Re V	1/1/2020	168	19,329
Sussex Re 2020-1	1/21/2020	—	335
Thopas Re 2020	12/30/2019	—	100
Thopas Re 2021	1/22/2021	—	2,600
Thopas Re 2022	2/15/2022	—	—
Viribus Re 2020	12/30/2019	50,960	16,600
Viribus Re 2022	4/18/2022	—	9,175
Total Restricted Securities			$5,102,163
% of Net assets			0.6%
43Pioneer Short Term Income Fund  | 5/31/24

FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
850	U.S. 2 Year NOTE (CBT)	9/30/24	$173,159,401	$173,147,657	$(11,744)
35	U.S. 5 Year Note (CBT)	9/30/24	3,708,717	3,702,891	(5,826)
			$176,868,118	$176,850,548	$(17,570)
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
40	U.S. 10 Year Note (CBT)	9/19/24	$(4,367,085)	$(4,351,875)	$15,210
15	U.S. 10 Year Ultra Bond (CBT)	9/19/24	(1,685,118)	(1,680,469)	4,649
4	U.S. Long Bond (CBT)	9/19/24	(467,781)	(464,250)	3,531
			$(6,519,984)	$(6,496,594)	$23,390
TOTAL FUTURES CONTRACTS			$170,348,134	$170,353,954	$5,820
CBT	Chicago Board of Trade.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$5,822,047	$—	$5,822,047
Asset Backed Securities	—	251,334,983	104,000	251,438,983
Collateralized Mortgage Obligations	—	74,537,617	—	74,537,617
Commercial Mortgage-Backed Securities	—	49,572,578	— *	49,572,578
Pioneer Short Term Income Fund  | 5/31/2444

Schedule of Investments  |  5/31/24
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$324,645,888	$—	$324,645,888
Insurance-Linked Securities
Collateralized Reinsurance
Earthquakes – California	—	—	251,719	251,719
Multiperil – Worldwide	—	—	25	25
Windstorm – Florida	—	—	25	25
Reinsurance Sidecars
Multiperil – U.S.	—	—	6,225	6,225
Multiperil – Worldwide	—	—	736,490	736,490
All Other Insurance-Linked Securities	—	4,107,679	—	4,107,679
U.S. Government and Agency Obligations	—	54,106,743	—	54,106,743
Commercial Paper	—	45,968,785	—	45,968,785
Total Investments in Securities	$—	$810,096,320	$1,098,484	$811,194,804
Other Financial Instruments
Net unrealized appreciation on futures contracts	$5,820	$—	$—	$5,820
Total Other Financial Instruments	$5,820	$—	$—	$5,820
*	Securities valued at $0.
Transfers are calculated on the beginning of period values. During the period ended May 31, 2024, two securities valued at $55,625 were transferred from Level 2 to Level 3, due to valuing the securities using unobservable inputs. There were no other transfers in or out of Level 3 during the period.
45Pioneer Short Term Income Fund  | 5/31/24